UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 64.3%

CONSUMER DISCRETIONARY 4.8%

Auto Components 0.9%
Johnson Controls, Inc.	229,205	$9,076,518

Automobiles 0.4%
General Motors Co. (a)	128,626	4,091,593

Hotels, Restaurants & Leisure 0.4%
Carnival Corp. (b)	115,628	4,487,523

Media 1.3%
Comcast Corp., Class A	449,405	11,342,982
Viacom, Inc., Class B	54,140	2,729,197
Total		14,072,179

Multiline Retail 1.0%
Kohl’s Corp.	195,083	10,386,219

Specialty Retail 0.8%
Bed Bath & Beyond, Inc. (a)	100,850	5,434,807
Best Buy Co., Inc.	97,520	3,097,235
Total		8,532,042

TOTAL CONSUMER DISCRECTIONARY		50,646,074

CONSUMER STAPLES 7.0%

Beverages 1.8%
Diageo PLC, ADR (b)(c)	50,240	4,274,922
Heineken NV (b)	56,320	3,389,514
PepsiCo, Inc.	151,554	10,778,521
Total		18,442,957

Food & Staples Retailing 0.9%
CVS Caremark Corp.	249,944	9,670,333

Food Products 0.6%
Kraft Foods, Inc., Class A	195,965	6,852,896

Household Products 1.1%
Procter & Gamble Co. (The)	173,550	11,627,850

Personal Products 1.1%
Avon Products, Inc.	193,175	5,739,229
Herbalife Ltd. (b)	98,638	5,551,347
Total		11,290,576

Tobacco 1.5%
Philip Morris International, Inc.	217,136	15,579,508

TOTAL CONSUMER STAPLES		73,464,120

ENERGY 8.6%

Energy Equipment & Services 2.7%
Baker Hughes, Inc. (c)	98,592	7,288,906
Halliburton Co. (c)	233,625	11,716,294
Schlumberger Ltd. (b)	106,978	9,170,154
Total		28,175,354

Oil, Gas & Consumable Fuels 5.9%
Alpha Natural Resources, Inc. (a)(c)	50,279	2,754,786
Apache Corp.	81,132	10,109,047
Chevron Corp.	147,324	15,455,761
ConocoPhillips	127,972	9,370,110
Devon Energy Corp.	60,127	5,054,877
Exxon Mobil Corp.	238,993	19,948,746
Total		62,693,327

TOTAL ENERGY		90,868,681

FINANCIALS 10.4%

Capital Markets 3.9%
BlackRock, Inc.	43,177	8,875,464
Goldman Sachs Group, Inc. (The)	117,372	16,517,762
Invesco Ltd. (b)	219,563	5,416,619
State Street Corp.	220,636	10,098,510
Total		40,908,355

Commercial Banks 0.7%
Wells Fargo & Co.	247,326	7,016,639

Consumer Finance 1.5%
American Express Co. (c)	313,434	16,173,194

Diversified Financial Services 3.1%
Citigroup, Inc.	206,361	8,491,755
JPMorgan Chase & Co.	572,132	24,738,988
Total		33,230,743

Insurance 1.2%
Berkshire Hathaway, Inc., Class B (a)	83,265	6,583,763

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)
MetLife, Inc.	132,429	$5,840,119
Total		12,423,882

TOTAL FINANCIALS		109,752,813

HEALTH CARE 8.4%

Biotechnology 0.6%
Celgene Corp. (a)	100,014	6,091,853

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	138,721	8,256,674

Health Care Providers & Services 2.0%
Cardinal Health, Inc. (c)	83,416	3,788,755
HCA Holdings, Inc. (a)	178,117	6,214,502
Medco Health Solutions, Inc. (a)	71,505	4,280,289
WellPoint, Inc.	93,577	7,314,914
Total		21,598,460

Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. (a)	209,110	13,686,249

Pharmaceuticals 3.7%
Abbott Laboratories	90,459	4,726,483
Johnson & Johnson	203,987	13,726,285
Merck & Co., Inc.	213,471	7,845,059
Pfizer, Inc.	597,071	12,807,173
Total		39,105,000

TOTAL HEALTH CARE		88,738,236

INDUSTRIALS 7.7%

Aerospace & Defense 1.6%
Honeywell International, Inc.	159,238	9,482,623
United Technologies Corp.	78,433	6,884,064
Total		16,366,687

Air Freight & Logistics 0.8%
FedEx Corp.	94,185	8,819,484

Commercial Services & Supplies 0.3%
Republic Services, Inc.	101,110	3,186,987

Industrial Conglomerates 2.2%
General Electric Co.	465,862	9,149,530
Tyco International Ltd. (b)	277,836	13,711,206
Total		22,860,736

Machinery 1.0%
Illinois Tool Works, Inc.	191,975	11,004,007

Professional Services 1.1%
Nielsen Holdings NV (a)(b)	352,534	11,101,296

Road & Rail 0.7%
Con-way, Inc.	66,980	2,647,720
Union Pacific Corp. (c)	47,022	4,935,899
Total		7,583,619

TOTAL INDUSTRIALS		80,922,816

INFORMATION TECHNOLOGY 12.9%

Communications Equipment 0.8%
QUALCOMM, Inc.	150,871	8,839,532

Computers & Peripherals 3.9%
Apple, Inc. (a)	80,234	27,907,792
EMC Corp. (a)(c)	320,579	9,126,884
Hewlett-Packard Co.	94,181	3,520,486
Total		40,555,162

Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd. (b)(c)	267,076	9,836,409

Internet Software & Services 2.5%
AOL, Inc. (a)	67,256	1,383,456
eBay, Inc. (a)	474,820	14,800,139
Google, Inc., Class A (a)	19,493	10,312,187
Total		26,495,782

IT Services 2.8%
IBM Corp.	97,705	16,505,306
MasterCard, Inc., Class A (c)	46,318	13,295,582
Total		29,800,888

Semiconductors & Semiconductor Equipment 0.8%
Advanced Micro Devices, Inc. (a)	429,058	3,724,223
Atmel Corp. (a)	208,437	3,130,724

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (cont.)
Freescale Semiconductor Holdings I Ltd. (a)	70,561	$1,305,379
Total		8,160,326

Software 1.2%
Microsoft Corp.	494,448	12,366,144

TOTAL INFORMATION TECHNOLOGY		136,054,243

MATERIALS 3.6%

Chemicals 3.4%
Air Products & Chemicals, Inc.	110,673	10,523,896
Celanese Corp., Series A (c)	203,078	10,578,333
EI du Pont de Nemours & Co.	178,121	9,493,849
Syngenta AG, ADR (b)(c)	82,358	5,685,996
Total		36,282,074

Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	31,304	1,616,539

TOTAL MATERIALS		37,898,613

TELECOMMUNICATION SERVICES 0.9%

Wireless Telecommunication Services 0.9%
MetroPCS Communications, Inc. (a)	266,295	4,766,681
Millicom International Cellular SA (b)	36,909	4,215,192
Total		8,981,873

TOTAL TELECOMMUNICATION SERVICES		8,981,873

Total Common Stocks (Cost: $557,525,871)		677,327,469

Issuer	Coupon Rate	Principal Amount

Corporate Bonds & Notes 11.0%

Aerospace & Defense 0.2%
ADS Tactical, Inc.
Senior Secured (d)
04/01/18	11.000%	$125,000	133,125
Huntington Ingalls Industries, Inc. (d)
03/15/18	6.875%	40,000	41,700
03/15/21	7.125%	60,000	62,625
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	25,000	27,500
Kratos Defense & Security Solutions, Inc. (d)
Senior Secured
06/01/17	10.000%	106,000	116,600
L-3 Communications Corp.
02/15/21	4.950%	950,000	987,788
Moog, Inc.
Senior Subordinated Notes
06/15/18	7.250%	27,000	28,688
Oshkosh Corp.
03/01/17	8.250%	25,000	27,250
03/01/20	8.500%	73,000	80,300
TransDigm, Inc. (d)
12/15/18	7.750%	46,000	48,875
Total			1,554,451

Automotive 0.1%
Accuride Corp.
Senior Secured
08/01/18	9.500%	7,000	7,683
Allison Transmission, Inc. (d)
05/15/19	7.125%	40,000	39,900
Chrysler Group LLC/Co-Issuer, Inc.
Senior Secured (c)(d)
06/15/21	8.250%	105,000	104,737
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	20,000	19,900
02/15/21	6.750%	117,000	117,000
Delphi Corp. (c)(d)
Senior Notes
05/15/21	6.125%	19,000	19,048
Delphi Corp. (d)
Senior Notes
05/15/19	5.875%	28,000	27,895
International Automotive Components Group SL
Senior Secured (b)(d)(e)
06/01/18	9.125%	16,000	16,360
Lear Corp.
03/15/18	7.875%	153,000	167,917
03/15/20	8.125%	82,000	90,200
Tenneco, Inc.
08/15/18	7.750%	4,000	4,230
Visteon Corp.
Senior Notes (d)
04/15/19	6.750%	86,000	83,420
Total			698,290

Banking 2.7%
ANZ National International Ltd.
Senior Unsecured (b)(d)(f)
12/20/13	1.309%	1,050,000	1,051,074

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
BB&T Corp.
Senior Unsecured (f)
04/28/14	0.973%	$1,300,000	$1,301,526
BNP Paribas SA
Bank Guaranteed (b)
02/23/16	3.600%	1,600,000	1,636,054
Bank of America Corp.
Senior Unsecured
01/05/21	5.875%	840,000	895,778
Barclays Bank PLC
Senior Unsecured (b)
05/22/19	6.750%	1,475,000	1,700,039
Bear Stearns Companies LLC (The)
Senior Unsecured
02/01/18	7.250%	775,000	929,619
Capital One Financial Corp.
Senior Unsecured
06/01/15	5.500%	611,000	677,559
Citigroup, Inc.
Senior Unsecured
05/15/18	6.125%	2,350,000	2,621,514
Commonwealth Bank of Australia
Senior Unsecured (b)(d)
10/15/14	3.750%	983,000	1,037,241
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)
01/11/21	4.500%	1,625,000	1,698,288
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/18/18	5.950%	1,600,000	1,733,005
HSBC Holdings PLC
Senior Unsecured (b)
04/05/21	5.100%	1,625,000	1,690,915
ING Bank NV
Senior Notes (b)(d)(f)
10/18/13	1.596%	1,600,000	1,612,035
JPMorgan Chase & Co.
Senior Unsecured
10/15/20	4.250%	810,000	796,825
KeyCorp
Senior Unsecured
08/13/15	3.750%	1,100,000	1,142,341
Lloyds Banking Group PLC (b)(d)
11/29/49	6.267%	34,000	27,795
Lloyds TSB Bank PLC
Bank Guaranteed (b)
01/21/21	6.375%	1,300,000	1,376,105
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/18	6.875%	675,000	769,204
Morgan Stanley
Senior Unsecured
04/01/18	6.625%	1,650,000	1,857,174
Royal Bank of Scotland PLC (The)
Bank Guaranteed (b)
01/11/21	6.125%	1,225,000	1,289,864
Santander U.S. Debt SA Unipersonal (b)(c)(d)
Bank Guaranteed
10/07/15	3.781%	800,000	790,340
Santander U.S. Debt SA Unipersonal (b)(d)
Bank Guaranteed
10/07/13	2.991%	500,000	502,537
Wachovia Corp.
Subordinated Notes
08/01/14	5.250%	1,450,000	1,578,538
Total			28,715,370

Brokerage —%
E*Trade Financial Corp.
Senior Notes
06/01/16	6.750%	75,000	75,000
Senior Unsecured
12/01/15	7.875%	30,000	30,938
Senior Unsecured PIK
11/30/17	12.500%	49,000	58,922
Total			164,860

Building Materials —%
Building Materials Corp. of America
Senior Notes (d)
05/01/21	6.750%	152,000	153,140
Euramax International, Inc.
Senior Secured (d)
04/01/16	9.500%	50,000	51,250
Gibraltar Industries, Inc.
12/01/15	8.000%	10,000	10,275
Interface, Inc.
12/01/18	7.625%	24,000	25,680
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	50,000	52,500
Nortek, Inc. (d)
04/15/21	8.500%	70,000	66,762
Total			359,607

Chemicals 0.1%
Ashland, Inc.
06/01/17	9.125%	39,000	44,460
CF Industries, Inc.
05/01/18	6.875%	102,000	117,045
05/01/20	7.125%	67,000	78,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)
Celanese U.S. Holdings LLC
Senior Notes
06/15/21	5.875%	$10,000	$10,225
Chemtura Corp. (d)
09/01/18	7.875%	31,000	33,635
Dow Chemical Co. (The)
Senior Unsecured
11/01/29	7.375%	275,000	343,795
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	45,000	48,375
Senior Secured
02/01/18	8.875%	146,000	156,767
Lyondell Chemical Co.
Senior Secured (d)
11/01/17	8.000%	132,000	149,490
MacDermid, Inc.
Senior Subordinated Notes (d)
04/15/17	9.500%	27,000	28,485
Nalco Co. (d)
01/15/19	6.625%	83,000	86,216
Nova Chemicals Corp. (b)
Senior Unsecured
11/01/16	8.375%	53,000	59,228
11/01/19	8.625%	55,000	62,288
Polypore International, Inc. (d)
11/15/17	7.500%	100,000	106,250
Total			1,324,816

Construction Machinery 0.1%
Case New Holland, Inc.
Senior Notes (d)
12/01/17	7.875%	98,000	109,637
Columbus McKinnon Corp. (d)
02/01/19	7.875%	25,000	25,875
Manitowoc Co., Inc. (The)
11/01/20	8.500%	80,000	87,000
Neff Rental LLC/Finance Corp.
Secured (d)
05/15/16	9.625%	74,000	73,908
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	25,000	28,313
02/01/21	8.250%	38,000	39,235
RSC Equipment Rental, Inc./Holdings III LLC (d)
Senior Secured
07/15/17	10.000%	35,000	39,638
United Rentals North America, Inc.
06/15/16	10.875%	9,000	10,316
12/15/19	9.250%	123,000	137,452
09/15/20	8.375%	95,000	98,800
Xerium Technologies, Inc. (d)
06/15/18	8.875%	50,000	50,000
Total			700,174

Consumer Cyclical Services —%
Garda World Security Corp.
Senior Unsecured (b)(d)
03/15/17	9.750%	23,000	24,897
West Corp. (d)
10/01/18	8.625%	33,000	34,774
01/15/19	7.875%	40,000	41,100
Total			100,771

Consumer Products —%
Central Garden and Pet Co.
03/01/18	8.250%	74,000	78,070
Jarden Corp.
05/01/16	8.000%	45,000	49,275
NBTY, Inc. (d)
10/01/18	9.000%	5,000	5,362
Spectrum Brands Holdings, Inc.
Senior Secured (d)
06/15/18	9.500%	116,000	129,340
Visant Corp.
10/01/17	10.000%	44,000	46,530
Total			308,577

Diversified Manufacturing 0.1%
Amsted Industries, Inc.
Senior Notes (d)
03/15/18	8.125%	89,000	94,563
CPM Holdings, Inc.
Senior Secured (d)
09/01/14	10.875%	55,000	59,950
Ingersoll-Rand Global Holding Co., Ltd. (b)
04/15/14	9.500%	235,000	282,906
SPX Corp. (d)
09/01/17	6.875%	52,000	55,640
Tomkins LLC/Inc.
Secured (d)
10/01/18	9.000%	57,000	62,415
Tyco International Ltd./Finance SA (b)(c)
12/15/19	7.000%	790,000	947,249
WireCo WorldGroup
Senior Unsecured (d)
05/15/17	9.500%	40,000	42,500
Total			1,545,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric 0.8%
Arizona Public Service Co.
Senior Unsecured
10/15/11	6.375%	$15,000	$15,303
08/01/16	6.250%	260,000	298,264
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	50,000	56,596
Calpine Corp.
Senior Secured (d)
02/15/21	7.500%	91,000	94,640
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	900,000	1,050,655
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	915,000	1,061,000
04/15/33	6.375%	340,000	368,185
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	435,000	479,148
08/01/33	5.250%	440,000	486,458
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	86,000	71,165
Energy Future Holdings Corp.
Senior Secured
01/15/20	10.000%	30,000	32,480
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	39,000	42,419
GenOn Energy, Inc.
Senior Unsecured (c)
10/15/18	9.500%	36,000	37,890
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	330,000	354,535
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07/01/12	11.875%	125,000	138,716
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	60,566	63,291
NRG Energy, Inc.
01/15/17	7.375%	166,000	175,130
NRG Energy, Inc. (d)
05/15/19	7.625%	105,000	104,869
Nevada Power Co.
08/01/18	6.500%	860,000	1,009,051
Ohio Edison Co.
Senior Unsecured
05/01/15	5.450%	110,000	120,562
07/15/36	6.875%	325,000	370,597
Pacific Gas & Electric Co.
Senior Unsecured
03/01/37	5.800%	825,000	875,771
Progress Energy, Inc.
Senior Unsecured
03/01/31	7.750%	650,000	833,443
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	455,000	526,502
Texas Competitive Electric Holdings Co. LLC/Finance, Inc.
Senior Secured (c)(d)
10/01/20	11.500%	26,000	26,325
Total			8,692,995

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	46,000	49,392
Cinemark U.S.A., Inc.
Senior Subordinated Notes (d)(e)
06/15/21	7.375%	14,000	14,000
Regal Cinemas Corp.
07/15/19	8.625%	25,000	26,750
Speedway Motorsports, Inc.
06/01/16	8.750%	125,000	137,500
02/01/19	6.750%	6,000	6,090
Time Warner, Inc.
03/15/40	6.200%	860,000	895,920
Vail Resorts, Inc. (d)
05/01/19	6.500%	6,000	6,128
Total			1,135,780

Environmental —%
Clean Harbors, Inc.
Senior Secured (d)
08/15/16	7.625%	20,000	21,350

Food and Beverage 0.4%
ARAMARK Holdings Corp.
Senior Notes PIK (d)
05/01/16	8.625%	46,000	47,035
Anheuser-Busch InBev Worldwide, Inc. (b)
11/15/14	5.375%	1,195,000	1,338,077
Bacardi Ltd. (b)(d)
04/01/14	7.450%	95,000	110,231
Cott Beverages, Inc.
09/01/18	8.125%	9,000	9,653
Cott Beverages, Inc. (c)
11/15/17	8.375%	20,000	21,400
Darling International, Inc. (d)
12/15/18	8.500%	5,000	5,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Dean Foods Co. (c)
06/01/16	7.000%	$2,000	$2,005
Dean Foods Co. (d)
Senior Notes
12/15/18	9.750%	42,000	45,255
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	550,000	632,634
02/10/20	5.375%	410,000	448,794
SABMiller PLC
Senior Unsecured (b)(d)
01/15/14	5.700%	1,380,000	1,528,489
Total			4,189,023

Gaming —%
Boyd Gaming Corp.
Senior Notes (d)
12/01/18	9.125%	74,000	77,052
Caesars Entertainment Operating Co., Inc.
Secured (c)
12/15/18	10.000%	96,000	88,800
MGM Resorts International
Senior Secured
03/15/20	9.000%	97,000	108,155
MGM Resorts International (c)
Senior Unsecured
03/01/18	11.375%	66,000	75,900
Penn National Gaming, Inc.
Senior Subordinated Notes
08/15/19	8.750%	8,000	8,730
Seneca Gaming Corp. (d)
12/01/18	8.250%	63,000	66,150
Shingle Springs Tribal Gaming Authority
Senior Notes (d)
06/15/15	9.375%	32,000	23,200
Tunica-Biloxi Gaming Authority
Senior Unsecured (d)
11/15/15	9.000%	23,000	22,943
Total			470,930

Gas Distributors 0.2%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	425,000	489,411
Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	80,000	86,800
Sempra Energy
Senior Unsecured
06/01/16	6.500%	905,000	1,056,020
Total			1,632,231

Gas Pipelines 0.6%
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	1,037,000	1,214,702
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	25,000	25,125
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	35,000	39,759
09/15/20	6.500%	125,000	139,688
01/15/32	7.750%	81,000	98,665
Enterprise Products Operating LLC
02/01/41	5.950%	350,000	358,353
Nisource Finance Corp.
09/15/17	5.250%	1,080,000	1,180,913
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	1,000,000	1,040,341
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	119,000	135,065
12/01/18	6.875%	37,000	38,850
07/15/21	6.500%	97,000	97,485
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	168,000	171,780
TransCanada PipeLines Ltd. (b)(f)
05/15/67	6.350%	245,000	250,258
Williams Partners LP/Finance Corp.
Senior Unsecured
02/01/17	7.250%	870,000	1,046,676
Total			5,837,660

Health Care 0.4%
AMGH Merger Sub, Inc.
Senior Secured (d)
11/01/18	9.250%	62,000	66,340
American Renal Associates Holdings, Inc.
Senior Unsecured PIK (d)
03/01/16	9.750%	10,000	10,350
American Renal HoldingsCo., Inc.
Senior Secured
05/15/18	8.375%	51,000	53,295
Apria Healthcare Group, Inc.
Senior Secured
11/01/14	11.250%	31,000	32,744
CDRT Merger Sub, Inc. (d)
06/01/19	8.125%	44,000	44,385
CHS/Community Health Systems, Inc.
07/15/15	8.875%	35,000	36,138
Capella Healthcare, Inc. (d)
07/01/17	9.250%	5,000	5,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
Cardinal Health, Inc.
Senior Unsecured
06/15/15	4.000%	$1,050,000	$1,103,137
ConvaTec Healthcare E SA
Senior Unsecured (b)(d)
12/15/18	10.500%	95,000	102,600
Express Scripts, Inc.
06/15/14	6.250%	632,000	714,159
Fresenius Medical Care U.S. Finance, Inc. (d)
02/15/21	5.750%	28,000	27,510
HCA, Inc.
Senior Secured
02/15/20	7.875%	19,000	20,888
09/15/20	7.250%	264,000	287,760
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	62,000	63,550
Healthsouth Corp.
02/15/20	8.125%	94,000	103,517
09/15/22	7.750%	9,000	9,608
Hospira, Inc.
Senior Unsecured
03/30/17	6.050%	750,000	856,479
InVentiv Health, Inc. (d)
08/15/18	10.000%	33,000	34,320
LifePoint Hospitals, Inc. (d)
10/01/20	6.625%	8,000	8,300
Multiplan, Inc. (d)
09/01/18	9.875%	82,000	88,765
Radnet Management, Inc.
04/01/18	10.375%	22,000	22,880
STHI Holding Corp.
Secured (d)
03/15/18	8.000%	20,000	20,600
Tenet Healthcare Corp.
Senior Secured (c)
07/01/19	8.875%	30,000	33,375
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	85,000	88,612
Vanguard Health Holding Co. II LLC/Inc. (d)
02/01/19	7.750%	5,000	5,150
Total			3,839,812

Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
Senior Unsecured
03/15/15	4.875%	1,025,000	1,125,685

Home Construction —%
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	60,000	60,300
K Hovnanian Enterprises, Inc. (c)
10/15/15	11.875%	9,000	7,312
Shea Homes LP/Funding Corp.
Senior Secured (d)
05/15/19	8.625%	75,000	75,844
Total			143,456

Independent Energy 0.6%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	1,030,000	1,163,717
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	5,000	5,238
Senior Unsecured
11/01/20	6.750%	25,000	25,813
Brigham Exploration Co.
10/01/18	8.750%	66,000	72,435
Brigham Exploration Co. (d)
06/01/19	6.875%	12,000	12,000
Canadian Natural Resources Ltd.
Senior Unsecured (b)
05/15/17	5.700%	800,000	921,689
Carrizo Oil & Gas, Inc. (d)
10/15/18	8.625%	95,000	100,225
Chaparral Energy, Inc. (d)(e)
10/01/20	9.875%	35,000	38,938
09/01/21	8.250%	75,000	77,625
Chesapeake Energy Corp.
08/15/20	6.625%	145,000	152,431
02/15/21	6.125%	117,000	119,047
Comstock Resources, Inc.
10/15/17	8.375%	3,000	3,165
04/01/19	7.750%	40,000	40,600
Concho Resources, Inc.
10/01/17	8.625%	45,000	49,050
01/15/21	7.000%	68,000	71,230
01/15/22	6.500%	19,000	19,095
Continental Resources, Inc.
04/01/21	7.125%	85,000	89,675
Denbury Resources, Inc.
03/01/16	9.750%	135,000	151,875
EXCO Resources, Inc.
09/15/18	7.500%	97,000	97,485
Goodrich Petroleum Corp. (d)
03/15/19	8.875%	38,000	38,285
Hilcorp Energy I LP/Finance Co.
Senior Unsecured (d)
11/01/15	7.750%	45,000	46,575
Laredo Petroleum, Inc.
Senior Notes (d)
02/15/19	9.500%	108,000	115,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Linn Energy LLC/Finance Corp. (d)
05/15/19	6.500%	$96,000	$96,000
MEG Energy Corp. (b)(d)
03/15/21	6.500%	60,000	60,450
Nexen, Inc.
Senior Unsecured (b)
03/10/35	5.875%	850,000	834,856
Oasis Petroleum, Inc.
Senior Unsecured (d)
02/01/19	7.250%	67,000	67,167
Petrohawk Energy Corp.
08/15/18	7.250%	100,000	104,875
Petrohawk Energy Corp. (d)
06/01/19	6.250%	45,000	44,438
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	47,000	50,525
Range Resources Corp.
05/15/19	8.000%	45,000	49,162
08/01/20	6.750%	20,000	21,100
06/01/21	5.750%	50,000	49,812
Talisman Energy, Inc.
Senior Unsecured (b)
02/01/38	6.250%	235,000	257,522
Venoco, Inc. (d)
02/15/19	8.875%	83,000	84,037
Woodside Finance Ltd. (b)(d)
11/10/14	4.500%	840,000	903,163
Total			6,034,320

Life Insurance 0.4%
ING Groep NV (b)(f)
12/29/49	5.775%	153,000	142,290
Lincoln National Corp.
Senior Unsecured
07/01/19	8.750%	600,000	776,619
MetLife, Inc.
Senior Unsecured
08/15/18	6.817%	1,310,000	1,553,435
Prudential Financial, Inc.
Senior Unsecured
06/15/17	6.100%	1,175,000	1,346,462
Total			3,818,806

Lodging —%
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12/01/19	7.150%	30,000	33,450
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	20,000	21,364
Total			54,814

Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	57,000	58,211
CCO Holdings LLC/Capital Corp. (c)
04/30/20	8.125%	102,000	110,670
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	35,000	38,325
02/15/19	8.625%	13,000	14,983
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	86,000	96,965
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (d)
11/15/17	8.625%	137,000	145,562
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,100,000	1,143,809
DISH DBS Corp.
02/01/16	7.125%	52,000	55,510
09/01/19	7.875%	152,000	165,490
Insight Communications Co., Inc.
Senior Notes (d)
07/15/18	9.375%	15,000	16,800
Quebecor Media, Inc.
Senior Unsecured (b)
03/15/16	7.750%	30,000	31,125
Videotron Ltee (b)
04/15/18	9.125%	36,000	40,230
Total			1,917,680

Media Non-Cable 0.4%
Clear Channel Communications, Inc. (d)
03/01/21	9.000%	106,000	106,265
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	108,000	117,990
Cumulus Media, Inc. (d)
05/01/19	7.750%	15,000	15,000
EH Holding Corp. (d)(e)
Senior Secured
06/15/19	6.500%	44,000	44,495
Senior Unsecured
06/15/21	7.625%	139,000	142,127
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	64,000	68,000
Intelsat Jackson Holdings SA (b)(c)(d)
10/15/20	7.250%	170,000	170,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)
Intelsat Luxembourg SA
PIK (b)
02/04/17	11.500%	$48,000	$52,020
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	24,000	28,620
NBCUniversal Media LLC
Senior Unsecured (d)
04/01/41	5.950%	1,100,000	1,131,102
News America, Inc.
03/15/33	6.550%	275,000	301,024
Nielsen Finance LLC/Co. (d)
10/15/18	7.750%	109,000	117,448
Salem Communications Corp.
Secured
12/15/16	9.625%	65,000	69,713
Sinclair Television Group, Inc.
Secured (d)
11/01/17	9.250%	115,000	128,512
Sirius XM Radio, Inc. (c)(d)
04/01/15	8.750%	25,000	27,875
TCM Sub LLC (d)
01/15/15	3.550%	1,140,000	1,201,302
Univision Communications, Inc. (c)(d)
05/15/21	8.500%	73,000	74,278
Univision Communications, Inc. (d)
Senior Secured
11/01/20	7.875%	63,000	66,150
XM Satellite Radio, Inc. (d)
11/01/18	7.625%	113,000	120,063
Total			3,982,409

Metals 0.3%
Alpha Natural Resources, Inc. (e)
06/01/19	6.000%	39,000	39,341
06/01/21	6.250%	39,000	39,780
ArcelorMittal
Senior Unsecured (b)(c)
03/01/21	5.500%	1,000,000	1,007,409
Calcipar SA
Senior Secured (b)(d)
05/01/18	6.875%	29,000	30,015
Consol Energy, Inc.
04/01/17	8.000%	15,000	16,425
04/01/20	8.250%	143,000	158,730
FMG Resources August 2006 Proprietary Ltd. (b)(c)(d)
11/01/15	7.000%	76,000	80,252
FMG Resources August 2006 Proprietary Ltd. (b)(d)
02/01/16	6.375%	65,000	65,731
02/01/18	6.875%	47,000	49,115
JMC Steel Group
Senior Notes (d)
03/15/18	8.250%	20,000	20,650
Noranda Aluminum Acquisition Corp.
PIK (f)
05/15/15	4.417%	93,362	89,628
Novelis, Inc. (b)
12/15/20	8.750%	76,000	83,980
Novelis, Inc. (b)(c)
12/15/17	8.375%	45,000	49,050
Rain CII Carbon LLC/Corp.
Senior Secured (d)
12/01/18	8.000%	72,000	77,220
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	94,000	97,995
Vale Overseas Ltd. (b)
01/23/17	6.250%	795,000	908,923
Total			2,814,244

Non-Captive Consumer —%
General Motors Financial Co., Inc.
Senior Notes (d)(e)
06/01/18	6.750%	22,000	22,167
SLM Corp.
Senior Notes
01/25/16	6.250%	50,000	52,373
Senior Unsecured
03/25/20	8.000%	84,000	92,635
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	105,000	99,750
Total			266,925

Non-Captive Diversified 0.4%
Ally Financial, Inc.
03/15/20	8.000%	299,000	330,021
09/15/20	7.500%	20,000	21,525
Ally Financial, Inc. (d)
12/01/17	6.250%	25,000	25,754
CIT Group, Inc.
Secured
05/01/16	7.000%	95,000	95,356
05/01/17	7.000%	140,000	140,525
CIT Group, Inc. (c)(d)
Secured
04/01/18	6.625%	45,000	48,150
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	176,000	206,691
General Electric Capital Corp.
Senior Unsecured (f)
09/15/14	0.570%	3,000,000	2,954,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	$22,000	$24,915
09/01/17	8.875%	25,000	28,438
05/15/19	6.250%	71,000	71,267
International Lease Finance Corp. (c)
Senior Unsecured
12/15/20	8.250%	137,000	153,783
Total			4,100,966

Oil Field Services 0.1%
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	92,000	101,430
Offshore Group Investments Ltd. (b)(e)
Senior Secured
08/01/15	11.500%	30,000	32,849
Oil States International, Inc. (e)
06/01/19	6.500%	95,000	95,594
SESI LLC (d)
05/01/19	6.375%	54,000	53,865
Trinidad Drilling Ltd.
Senior Unsecured (b)(d)
01/15/19	7.875%	41,000	43,962
Weatherford International Ltd. (b)
03/15/13	5.150%	5,000	5,311
09/15/40	6.750%	895,000	982,202
Total			1,315,213

Other Industry —%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	56,000	55,160
Interline Brands, Inc.
11/15/18	7.000%	36,000	36,855
Seminole Indian Tribe of Florida (d)
10/01/17	7.750%	65,000	68,250
Valmont Industries, Inc.
04/20/20	6.625%	99,000	109,669
Total			269,934

Packaging 0.1%
Ardagh Packaging Finance PLC
Senior Secured (b)(d)
10/15/17	7.375%	86,000	91,805
Ball Corp.
09/01/19	7.375%	35,000	38,062
09/15/20	6.750%	40,000	42,550
Crown Americas LLC/Capital Corp. III
Senior Notes (d)
02/01/21	6.250%	49,000	50,715
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	55,000	58,437
08/01/19	7.750%	55,000	60,500
Reynolds Group Issuer, Inc./LLC (d)
04/15/19	9.000%	76,000	80,655
02/15/21	8.250%	23,000	23,403
Senior Secured
10/15/16	8.500%	18,000	19,305
04/15/19	7.125%	93,000	96,720
02/15/21	6.875%	35,000	36,138
Total			598,290

Paper —%
Cascades, Inc. (b)
12/15/17	7.750%	73,000	77,380
01/15/20	7.875%	40,000	42,200
Graphic Packaging International, Inc.
06/15/17	9.500%	135,000	150,525
10/01/18	7.875%	24,000	26,040
Verso Paper Holdings LLC/Inc.
Secured (c)(d)
02/01/19	8.750%	82,000	82,000
Total			378,145

Pharmaceuticals 0.2%
Grifols, Inc.
Senior Secured (d)
02/01/18	8.250%	88,000	92,620
Mylan, Inc. (d)
11/15/18	6.000%	75,000	77,062
Roche Holdings, Inc. (d)
03/01/19	6.000%	1,100,000	1,285,634
Valeant Pharmaceuticals International (b)(d)
10/01/17	6.750%	10,000	9,900
10/01/20	7.000%	32,000	31,360
Warner Chilcott Co./Finance LLC (d)
09/15/18	7.750%	60,000	62,550
Total			1,559,126

Property & Casualty 0.4%
CNA Financial Corp.
Senior Unsecured
11/15/19	7.350%	833,000	977,116
Chubb Corp.
Senior Unsecured
05/15/18	5.750%	990,000	1,134,100
Transatlantic Holdings, Inc.
Senior Unsecured
11/30/39	8.000%	750,000	831,443
Travelers Companies, Inc. (The)
Senior Unsecured
05/15/18	5.800%	1,000,000	1,130,723
Total			4,073,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads 0.2%
CSX Corp.
Senior Unsecured
06/01/21	4.250%	$1,260,000	$1,262,038
Canadian Pacific Railway Co.
Senior Unsecured (b)
03/15/23	4.450%	840,000	843,780
Total			2,105,818

Refining —%
United Refining Co.
Senior Secured (d)
02/28/18	10.500%	54,000	54,675

REITs 0.2%
Duke Realty LP
Senior Unsecured
08/15/19	8.250%	650,000	800,613
Kimco Realty Corp.
Senior Unsecured
02/01/18	4.300%	775,000	796,608
Simon Property Group LP
Senior Unsecured
02/01/40	6.750%	755,000	876,926
Total			2,474,147

Retailers 0.1%
Asbury Automotive Group, Inc.
Subordinated Notes (d)
11/15/20	8.375%	10,000	10,475
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	540,000	613,260
CVS Pass-Through Trust
Pass-Through Certificates (d)
01/10/32	7.507%	341,594	403,461
Ltd Brands, Inc.
04/01/21	6.625%	79,000	82,357
Michaels Stores, Inc.
11/01/16	11.375%	10,000	10,813
Needle Merger Sub Corp.
Senior Unsecured (d)
03/15/19	8.125%	13,000	13,163
QVC, Inc. (d)
Senior Secured
10/01/19	7.500%	40,000	43,300
10/15/20	7.375%	58,000	62,205
Rite Aid Corp. (c)
06/15/17	9.500%	23,000	21,102
Senior Secured
08/15/20	8.000%	82,000	88,252
Toys R Us - Delaware, Inc.
Senior Secured (d)
09/01/16	7.375%	78,000	80,925
Toys R Us, Inc.
Senior Unsecured
04/15/13	7.875%	20,000	21,500
Total			1,450,813

Supermarkets —%
Kroger Co. (The)
07/15/40	5.400%	300,000	297,803

Technology 0.4%
Amkor Technology, Inc. (c)
Senior Unsecured
05/01/18	7.375%	142,000	148,035
Amkor Technology, Inc. (d)
Senior Unsecured
06/01/21	6.625%	5,000	4,913
Avaya, Inc.
11/01/15	9.750%	27,000	28,046
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	57,000	60,847
01/15/20	6.875%	27,000	29,329
CDW LLC/Finance Corp (d)
04/01/19	8.500%	92,000	92,920
Cardtronics, Inc.
09/01/18	8.250%	118,000	128,620
Cisco Systems, Inc.
Senior Unsecured
02/15/19	4.950%	825,000	902,657
CommScope, Inc. (c)(d)
01/15/19	8.250%	24,000	25,140
First Data Corp. (c)
09/24/15	9.875%	17,000	17,553
First Data Corp. (c)(d)
Senior Secured
06/15/19	7.375%	57,000	57,855
First Data Corp. (d)
01/15/21	12.625%	122,000	132,675
Senior Secured
08/15/20	8.875%	78,000	84,630
Freescale Semiconductor, Inc.
Senior Secured (c)(d)
04/15/18	9.250%	65,000	72,475
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	1,050,000	1,058,496
Interactive Data Corp. (d)
08/01/18	10.250%	35,000	38,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
NXP BV/Funding LLC
Senior Secured (b)(d)
08/01/18	9.750%	$135,000	$155,587
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	700,000	827,461
SunGard Data Systems, Inc. (c)
11/15/18	7.375%	91,000	92,820
iGate Corp. (d)
05/01/16	9.000%	54,000	55,350
Total			4,014,346

Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	47,000	48,704
ERAC U.S.A. Finance LLC (d)
10/15/17	6.375%	400,000	464,835
10/15/37	7.000%	305,000	346,878
Hertz Corp. (The) (c)(d)
01/15/21	7.375%	51,000	52,785
Hertz Corp. (The) (d)
10/15/18	7.500%	68,000	70,550
04/15/19	6.750%	25,000	25,250
Total			1,009,002

Wireless 0.3%
America Movil SAB de CV (b)
11/15/17	5.625%	570,000	644,955
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured (d)
05/01/17	7.750%	75,000	82,406
Clearwire Communications LLC/Finance, Inc. (c)(d)
Secured
12/01/17	12.000%	21,000	22,916
Senior Secured
12/01/15	12.000%	16,000	17,540
Clearwire Communications LLC/Finance, Inc. (d)
Senior Secured
12/01/15	12.000%	17,000	18,594
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	118,000	125,375
Cricket Communications, Inc. (d)
Senior Notes
10/15/20	7.750%	39,000	38,464
MetroPCS Wireless, Inc.
09/01/18	7.875%	57,000	61,346
11/15/20	6.625%	48,000	47,880
NII Capital Corp.
08/15/16	10.000%	7,000	8,033
04/01/21	7.625%	50,000	53,063
Nextel Communications, Inc.
08/01/15	7.375%	89,000	89,556
SBA Telecommunications, Inc.
08/15/19	8.250%	113,000	124,441
Sprint Capital Corp.
11/15/28	6.875%	25,000	24,250
Sprint Nextel Corp.
Senior Unsecured (c)
08/15/17	8.375%	123,000	138,682
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	1,205,000	1,222,393
Vodafone Group PLC
Senior Unsecured (b)
03/15/16	5.750%	460,000	527,255
Wind Acquisition Finance SA (b)(d)
Secured
07/15/17	11.750%	65,000	75,563
Senior Secured
02/15/18	7.250%	110,000	116,600
Total			3,439,312

Wirelines 0.7%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	1,125,000	1,241,160
09/01/40	5.350%	246,000	234,598
Cincinnati Bell, Inc.
10/15/17	8.250%	53,000	53,994
10/15/20	8.375%	66,000	66,825
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	600,000	654,494
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	26,000	28,275
04/15/20	8.500%	98,000	107,432
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	4,000	4,320
Integra Telecom Holdings, Inc.
Senior Secured (d)
04/15/16	10.750%	24,000	25,140
Level 3 Communications, Inc.
Senior Unsecured (c)(d)
02/01/19	11.875%	45,000	49,838
Level 3 Escrow, Inc.
Senior Unsecured (d)(e)
07/01/19	8.125%	16,000	16,160
Level 3 Financing, Inc.
02/15/17	8.750%	75,000	77,250
Level 3 Financing, Inc. (d)
04/01/19	9.375%	59,000	62,392

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	$87,000	$94,395
PAETEC Holding Corp. (d)
12/01/18	9.875%	75,000	80,437
Qwest Communications International, Inc.
04/01/18	7.125%	139,000	150,641
Telecom Italia Capital SA (b)
07/18/36	7.200%	1,100,000	1,118,389
Telefonica Emisiones SAU (b)
01/15/15	4.949%	1,410,000	1,516,612
Tw telecom holdings, inc.
03/01/18	8.000%	72,000	78,210
Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%	1,595,000	1,884,194
Windstream Corp.
11/01/17	7.875%	81,000	88,594
09/01/18	8.125%	25,000	27,281
Total			7,660,631
Total Corporate Bonds & Notes (Cost: $111,485,277)			116,251,862

Residential Mortgage-Backed Securities - Agency 11.4%
Federal Home Loan Mortgage Corp. (f)(g)
08/01/36	5.664%	72,251	76,439
12/01/36	6.108%	68,576	74,133
Federal Home Loan Mortgage Corp. (g)
03/01/17-10/01/39	6.000%	10,191,386	11,232,073
12/01/17-05/01/40	5.500%	13,573,405	14,720,233
08/01/18-05/01/41	5.000%	24,843,554	26,475,062
06/01/32-07/01/32	7.000%	1,033,604	1,195,613
08/01/32-03/01/38	6.500%	255,668	288,642
10/01/39-04/01/41	4.500%	14,569,833	15,137,327
CMO Series 1614 Class MZ
11/15/23	6.500%	51,602	58,113
CMO Series 2695 Class DG
10/15/18	4.000%	1,900,000	2,024,898
CMO Series 2735 Class OG
08/15/32	5.000%	370,000	396,320
CMO Series 2872 Class GD
05/15/33	5.000%	700,000	758,335
CMO Series 3774 Class AB
12/15/20	3.500%	475,911	501,077
CMO Series 3832 Class AC
10/15/18	3.000%	578,239	600,524
CMO Series 3838 Class AB
11/15/18	3.000%	4,109,584	4,266,713
CMO Series 3840 Class AU
05/15/37	3.500%	1,583,712	1,652,852
Federal National Mortgage Association (f)(g)
07/01/32	5.508%	193,888	195,794
08/01/34	5.470%	208,513	221,079
04/01/36	2.050%	72,920	76,534
08/01/36	6.020%	65,227	69,632
Federal National Mortgage Association (g)
03/01/17-08/01/37	6.500%	2,278,879	2,583,822
09/01/17-11/01/32	6.000%	1,407,682	1,549,864
04/01/18-10/01/40	4.500%	4,074,173	4,261,763
08/01/18-02/01/38	5.500%	8,645,840	9,423,650
12/01/20-08/01/40	5.000%	9,694,357	10,364,645
01/01/25	4.000%	1,334,704	1,395,308
08/01/25-06/01/32	7.500%	282,429	329,331
06/01/31-08/01/32	7.000%	729,779	851,841
CMO IO Series 2003-63 Class IP
07/25/33	0.000%	942,181	207,430
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	241,121	24,292
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	99,146	4,986
CMO IO Series 2007-30 Class MI
04/25/37	1.000%	1,273,241	236,750
CMO Series 2006-9 Class GA
01/25/33	5.500%	309,193	319,706
CMO Series 2009-14 Class PC
03/25/24	4.000%	607,455	640,489
CMO Series 2011-3 Class EK
05/25/20	2.750%	901,776	930,999
Government National Mortgage Association (g)
10/15/31-05/15/32	7.000%	142,612	166,319
10/15/33	5.500%	615,617	682,364
02/15/34	5.000%	708,806	772,256
12/15/37	6.000%	293,979	327,993
02/15/39	4.500%	98,779	104,869
CMO IO Series 2002-70 Class IC
08/20/32	20.634%	297,096	34,657
CMO Series 2009-100 Class AP
05/16/39	4.000%	208,767	219,644
CMO Series 2011-64 Class A
08/16/34	2.380%	4,100,000	4,185,451

Total Residential Mortgage-Backed Securities - Agency (Cost: $116,071,007)			119,639,822

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.3%

BCAP LLC Trust
CMO Series 2006-RR1 Class PB (g)
11/25/36	5.000%	$826,089	$829,421
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 2A2B (f)(g)
04/25/35	2.689%	28,508	12,631
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1 (d)(g)
05/25/35	4.750%	983,846	1,004,392
GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4 (g)
05/25/34	5.500%	513,906	520,397
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR3 Class 2A1B (f)(g)
03/25/36	2.878%	151,771	80,131
SACO I, Inc.
CMO Series 1995-1 Class A (d)(f)(g)(h)
09/25/24	0.000%	6,054	1,998
Structured Asset Securities Corp. (g)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	240,074	247,293
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	142,197	142,112
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-K Class 2A3 (f)(g)
07/25/34	4.709%	73,985	76,574

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,985,583)			2,914,949

Commercial Mortgage-Backed Securities 3.3%
Americold LLC Trust
Series 2010-ARTA Class A1 (d)(g)
01/14/29	3.847%	438,311	451,520
Banc of America Merrill Lynch Commercial Mortgage, Inc. (g)
Series 2005-3 Class A3A
07/10/43	4.621%	425,000	432,774
Series 2005-3 Class A4
07/10/43	4.668%	375,000	402,470
Bear Stearns Commercial Mortgage Securities (f)(g)
Series 2005-T20 Class AAB
10/12/42	5.132%	860,603	900,910
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	842,055
Bear Stearns Commercial Mortgage Securities (g)
Series 2007-PW18 Class A1
06/13/50	5.038%	38,744	39,088
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2 (g)
11/15/30	5.676%	451,248	456,043
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4 (g)
12/11/49	5.322%	625,000	672,298
Credit Suisse First Boston Mortgage Securities Corp. (f)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	415,000	439,191
Series 2005-C4 Class AAB
08/15/38	5.065%	345,480	357,264
Credit Suisse First Boston Mortgage Securities Corp. (g)
Series 2003-C5 Class A3
12/15/36	4.429%	249,580	252,223
Series 2004-C2 Class A1
05/15/36	3.819%	72,623	73,602
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A2 (f)(g)
03/15/39	5.661%	660,000	685,482
DBUBS Mortgage Trust
Series 2011-LC1A Class A3 (d)(g)
11/10/46	5.002%	150,000	159,811
GE Capital Commercial Mortgage Corp. (g)
Series 2001-3 Class A2
06/10/38	6.070%	309,827	312,111
Series 2003-C1 Class A4
01/10/38	4.819%	550,000	574,624
Series 2005-C2 Class A2
05/10/43	4.706%	400,046	399,798
GS Mortgage Securities Corp. II (d)(g)
Series 2011-GC3 Class A1
03/10/44	2.331%	728,405	740,045
GS Mortgage Securities Corp. II (f)(g)
Series 2007-GG10 Class F
08/10/45	5.807%	575,000	49,302
GS Mortgage Securities Corp. II (g)
Series 2004-GG2 Class A3
08/10/38	4.602%	46,868	46,927
General Electric Capital Assurance Co. (d)(f)(g)
Series 2003-1 Class A4
05/12/35	5.254%	475,866	511,438
Series 2003-1 Class A5
05/12/35	5.743%	250,000	279,854
Greenwich Capital Commercial Funding Corp. (f)(g)
Series 2005-GG5 Class AAB
04/10/37	5.190%	600,000	630,731
Greenwich Capital Commercial Funding Corp. (g)
Series 2004-GG1 Class A5
06/10/36	4.883%	10,341	10,331
Series 2005-GG5 Class A2
04/10/37	5.117%	561,868	566,562
Series 2007-GG9 Class A4
03/10/39	5.444%	2,600,000	2,815,909
JP Morgan Chase Commercial Mortgage Securities Corp. (d)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	333,766
Series 2010-C1 Class A1
06/15/43	3.853%	294,162	307,074
Series 2010-C2 Class A3
11/15/43	4.070%	200,000	199,396

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities (continued)
Series 2010-CNTR Class A2
08/05/32	4.311%	$450,000	$449,344
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	469,661
JP Morgan Chase Commercial Mortgage Securities Corp. (f)(g)
Series 2005-CB11 Class ASB
08/12/37	5.201%	886,316	925,659
Series 2005-LDP3 Class ASB
08/15/42	4.893%	439,180	458,763
Series 2005-LDP4 Class AM
10/15/42	4.999%	300,000	311,566
Series 2005-LDP4 Class ASB
10/15/42	4.824%	315,091	330,019
Series 2005-LDP5 Class A4
12/15/44	5.203%	600,000	660,153
Series 2006-LDP6 Class ASB
04/15/43	5.490%	139,458	148,216
JP Morgan Chase Commercial Mortgage Securities Corp. (g)
Series 2001-C1 Class A3
10/12/35	5.857%	627,047	629,050
Series 2003-LN1 Class A1
10/15/37	4.134%	343,845	353,100
Series 2003-ML1A Class A1
03/12/39	3.972%	132,778	134,733
Series 2004-CBX Class A3
01/12/37	4.184%	201,349	201,197
Series 2004-LN2 Class A1
07/15/41	4.475%	754,385	766,637
Series 2005-LDP2 Class A3
07/15/42	4.697%	188,419	192,162
Series 2005-LDP2 Class ASB
07/15/42	4.659%	361,028	377,436
Series 2007-CB18 Class A3
06/12/47	5.447%	791,000	827,456
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	891,948
LB-UBS Commercial Mortgage Trust (f)(g)
Series 2006-C4 Class AAB
06/15/32	5.852%	600,000	642,732
Series 2007-C7 Class A3
09/15/45	5.866%	550,000	607,691
LB-UBS Commercial Mortgage Trust (g)
Series 2004-C2 Class A3
03/15/29	3.973%	309,118	317,450
Series 2006-C7 Class A1
11/15/38	5.279%	205,776	206,559
Series 2007-C1 Class AAB
02/15/40	5.403%	820,000	874,445
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1 (g)
02/12/51	4.706%	25,166	25,676
Morgan Stanley Capital I (d)(f)(g)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	312,505
Morgan Stanley Capital I (f)(g)
Series 2006-T23 Class AAB
08/12/41	5.790%	475,000	511,550
Morgan Stanley Capital I (g)
Series 2004-IQ8 Class A3
06/15/40	4.500%	84,836	84,828
Series 2006-IQ12 Class AAB
12/15/43	5.325%	820,000	862,061
Morgan Stanley Dean Witter Capital I (g)
Series 2001-TOP5 Class A4
10/15/35	6.390%	510,383	518,530
Series 2002-IQ3 Class A2
09/15/37	4.390%	4,553	4,550
Morgan Stanley Reremic Trust (d)(f)(g)
Series 2009-GG10 Class A4A
08/12/45	5.807%	825,000	909,607
Series 2010-GG10 Class A4A
08/15/45	5.807%	3,400,000	3,748,683
Nationslink Funding Corp.
Series 1999-LTL1 Class A3 (g)
01/22/26	7.104%	269,703	292,920
Wachovia Bank Commercial Mortgage Trust (f)(g)
Series 2005- C22 Class AM
12/15/44	5.319%	200,000	209,673
Series 2005-C20 Class A5
07/15/42	5.087%	323,191	328,126
Wachovia Bank Commercial Mortgage Trust (g)
Series 2005-C17 Class APB
03/15/42	5.037%	761,301	794,997
Series 2006-C24 Class APB
03/15/45	5.576%	328,534	344,420
Series 2006-C27 Class APB
07/15/45	5.727%	500,000	519,011

Total Commercial Mortgage-Backed Securities (Cost: $33,210,136)			34,185,713

Commercial Mortgage-Backed Securities - Agency 1.1%
Federal National Mortgage Association
CMO Series 2006-M2 Class A2A (f)(g)
10/25/32	5.271%	2,800,000	3,101,402
Government National Mortgage Association (e)(g)
Series 2011-78 Class A
01/16/33	2.250%	3,400,000	3,446,883
Government National Mortgage Association (g)
CMO Series 2010-159 Class A
01/16/33	2.159%	1,334,687	1,352,128
CMO Series 2010-161 Class AB
05/16/35	2.110%	346,266	350,697
CMO Series 2011-16 Class A
11/16/34	2.210%	1,043,478	1,060,418
CMO Series 2011-31 Class A
12/16/35	2.210%	722,170	733,299
CMO Series 2011-49 Class A
07/16/38	2.450%	773,696	788,936

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
CMO Series 2011-64 Class AD
11/16/38	2.700%	$875,000	$898,088

Total Commercial Mortgage-Backed Securities - Agency (Cost: $11,608,373)			11,731,851

Asset-Backed Securities 1.0%
Access Group, Inc.
Series 2005-1 Class A1 (f)
06/22/18	0.389%	264,964	264,827
Ally Master Owner Trust
CMO Series 2011-3 Class A1 (f)
05/15/16	0.827%	1,275,000	1,273,144
AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA) (f)
10/06/13	0.230%	117,716	117,259
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A (d)
08/20/14	3.630%	250,000	258,674
Capital Auto Receivables Asset Trust
Series 2007-4A Class A4
05/15/14	5.300%	290,639	296,201
Centex Home Equity
Series 2002-D Class M2 (f)
12/25/32	2.244%	149,555	25,386
Chrysler Financial Auto Securitization Trust
Series 2010-A Class A3
08/08/13	0.910%	550,000	548,924
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	550,000	579,120
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28	7.410%	58,419	58,605
Crown Castle Towers LLC
Senior Secured (d)
01/15/15	4.523%	650,000	680,875
DT Auto Owner Trust (d)
Series 2009-1 Class A1
10/15/15	2.980%	466,399	468,430
Series 2010-1A Class A2
12/17/12	0.990%	660,000	660,236
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1 (d)(f)
04/26/37	0.343%	324,882	320,221
Equifirst Mortgage Loan Trust
Series 2003-1 Class IF1 (f)
12/25/32	4.010%	127,917	125,471
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A (f)
06/15/13	0.448%	300,000	299,931
GTP Towers Issuer LLC (d)
02/15/15	4.436%	200,000	208,771
Hertz Vehicle Financing LLC (d)
Series 2009-2A Class A1
03/25/14	4.260%	550,000	577,237
Series 2009-2A Class A2
03/25/16	5.290%	500,000	553,226
Series 2010-1A Class A1
02/25/15	2.600%	300,000	307,169
Keycorp Student Loan Trust
Series 1999-A Class A2 (f)
12/27/29	0.639%	598,003	584,043
Morgan Stanley Resecuritization Trust
Series 2010-F Class A (d)(f)
06/17/13	0.447%	450,000	449,621
National Collegiate Student Loan Trust
CMO IO Series 2006-2 Class AIO
08/25/11	50.000%	1,171,752	9,926
CMO IO Series 2006-3 Class AIO
01/25/12	20.000%	1,782,364	57,338
SBA Tower Trust (d)
04/15/40	4.254%	500,000	518,916
SLM Student Loan Trust
Series 2006-C Class A2 (f)
09/15/20	0.360%	332,350	330,011
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	581,051	581,608
Sierra Receivables Funding Co. LLC (d)
Series 2010-1A Class A1
07/20/26	4.480%	84,025	86,360
Series 2010-2A Class A
11/20/25	3.840%	179,912	181,141
Series 2010-3A Class A
11/20/25	3.510%	147,462	148,814
Sierra Receivables Funding Co. LLC (d)(f)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.196%	315,563	308,501

Total Asset-Backed Securities (Cost: $10,783,687)			10,879,986

Inflation-Indexed Bonds 0.2%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	780,000	1,022,144
07/15/15	1.875%	770,000	980,211
07/15/17	2.625%	400,000	501,743

Total Inflation-Indexed Bonds (Cost: $2,447,821)			2,504,098

U.S. Treasury Obligations 4.0%
U.S. Treasury
02/15/36	4.500%	4,336,000	4,591,416
08/15/40	3.875%	1,646,000	1,549,041

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
U.S. Treasury (c)
03/31/16	2.250%	$14,605,000	$15,043,150
02/15/21	3.625%	20,030,000	21,064,369

Total U.S. Treasury Obligations (Cost: $40,779,429)			42,247,976

U.S. Government & Agency Obligation 1.0%
Federal Home Loan Mortgage Corp.
05/27/16	2.500%	10,000,000	10,305,410

Total U.S. Government & Agency Obligation (Cost: $10,164,708)			10,305,410

Foreign Government Obligations 0.7%
Pemex Project Funding Master Trust (b)
01/21/21	5.500%	1,000,000	1,039,652
Province of Ontario
Senior Unsecured (b)(c)
12/15/17	3.150%	2,320,000	2,382,554
Province of Quebec
Senior Unsecured (b)
05/14/18	4.625%	2,050,000	2,280,986
Svensk Exportkredit AB
Senior Unsecured (b)
03/01/17	5.125%	1,775,000	2,013,869

Total Foreign Government Obligations (Cost: $7,461,069)			7,717,061

Municipal Bond 0.2%
State of Illinois
Unlimited General Obligation Bonds
Taxable
Series 2011
03/01/15	4.511%	1,650,000	1,716,495

Total Municipal Bond (Cost: $1,661,031)			1,716,495

Borrower	Weighted Average Coupon
Senior Loan —%
Gaming —%
Caesars Octavius LLC
Tranche B Term Loan (f)(i)
04/25/17	9.261%	35,000	35,262

Total Senior Loan (Cost: $34,650)			35,262

	Shares
Money Market Fund 2.6%
Columbia Short-Term Cash Fund, 0.166% (j)(k)	27,734,636	27,734,636

Total Money Market Fund (Cost: $27,734,636)		27,734,636

Issuer	Effective Yield	Par/ Principal
Investments of Cash Collateral Received for Securities on Loan 3.0%
Repurchase Agreements 3.0%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $5,000,021 (l)
	0.150%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $11,195,642 (l)
	0.110%	11,195,608	11,195,608
Societe Generale dated 05/31/11, matures 06/01/11, repurchase price $15,000,054 (l)
	0.130%	15,000,000	15,000,000
Total			31,195,608

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $31,195,608)			31,195,608

Total Investments (Cost: $965,148,886) (m)			1,096,388,198	(n)
Other Assets & Liabilities, Net			(43,329,826)

Net Assets			$1,053,058,372

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 11.00% of net assets.
(c)	At May 31, 2011, security was partially or fully on loan.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities, which are not illiquid, amounted to $36,301,410 or 3.45% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.
(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Directors. At May 31, 2011, the value of these securities amounted to $1,998, which represents less than 0.01% of net assets.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Investments in affiliates during the nine months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$175,001,092	$(147,266,456)	$—	$27,734,636	$12,421	$27,734,636

(k)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(l)            The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value

Fannie Mae Pool	$3,472,667
Fannie Mae REMICS	102,487
Freddie Mac Non Gold Pool	1,131,279
Freddie Mac REMICS	236,118
Government National Mortgage Association	157,449
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$11,419,531
Total Market Value of Collateral Securities	$11,419,531

Societe Generale (0.130%)

Security Description	Value

Fannie Mae REMICS	$3,376,962
Federal Home Loan Mortgage Corp	7,410
Freddie Mac REMICS	5,608,926
Freddie Mac Strips	126,157
Government National Mortgage Association	6,180,545
Total Market Value of Collateral Securities	$15,300,000

(m)          At May 31, 2011, the cost of securities for federal income tax purposes was approximately $965,149,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$133,558,000
Unrealized Depreciation	(2,319,000)
Net Unrealized Appreciation	$131,239,000

(n)           Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

ADR       American Depositary Receipt

CMO      Collateralized Mortgage Obligation

IO            Interest Only

NPFGC  National Public Finance Guarantee Corporation

PIK         Payment-in-Kind

XLCA       XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 28, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$50,646,074	$—	$—	$50,646,074
Consumer Staples	70,074,606	3,389,514	—	73,464,120
Energy	90,868,681	—	—	90,868,681
Financials	109,752,813	—	—	109,752,813
Health Care	88,738,236	—	—	88,738,236
Industrials	80,922,816	—	—	80,922,816
Information Technology	136,054,243	—	—	136,054,243
Materials	37,898,613	—	—	37,898,613
Telecommunication Services	8,981,873	—	—	8,981,873
Total Equity Securities	673,937,955	3,389,514	—	677,327,469

Bonds
Corporate Bonds & Notes	—	116,251,862	—	116,251,862
Residential Mortgage-Backed Securities - Agency	—	119,639,822	—	119,639,822
Residential Mortgage-Backed Securities - Non-Agency	—	2,912,951	1,998	2,914,949
Commercial Mortgage-Backed Securities	—	34,185,713	—	34,185,713
Commercial Mortgage-Backed Securities - Agency	—	8,284,968	3,446,883	11,731,851
Asset-Backed Securities	—	10,879,986	—	10,879,986
Inflation-Indexed Bonds	—	2,504,098	—	2,504,098
U.S. Treasury Obligations	42,247,976	—	—	42,247,976
U.S. Government & Agency Obligation	—	10,305,410	—	10,305,410
Foreign Government Obligations	—	7,717,061	—	7,717,061
Municipal Bond	—	1,716,495	—	1,716,495
Total Bonds	42,247,976	314,398,366	3,448,881	360,095,223

Other
Senior Loans	—	35,262	—	35,262
Affiliated Money Market Fund(c)	27,734,636	—	—	27,734,636
Investments of Cash Collateral Received for Securities on Loan	—	31,195,608	—	31,195,608
Total Other	27,734,636	31,230,870	—	58,965,506
Total	$743,920,567	$349,018,750	$3,448,881	$1,096,388,198

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-	Commercial
	Backed	Mortgage-Backed
	Securities - Non	Securities -
	Agency	Agency	Total
Balance as of August 31, 2010	$2,041	$—	$2,041
Accrued discounts/premiums	12	—	12
Realized gain (loss)	5	—	5
Change in unrealized appreciation (depreciation)*	53	—	53
Sales	(113)	—	(113)
Purchases	—	3,446,883	3,446,883
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of May 31, 2011	$1,998	$3,446,883	$3,448,881

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $53, which is comprised of Residential Mortgage-Backed Securities - Non Agency of $53.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Greater China Fund

	Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 13.6%
Automobiles — 1.0%
Great Wall Motor Co., Ltd., Class H	1,919,500	2,700,716
Automobiles Total		2,700,716
Distributors — 1.1%
Li & Fung Ltd. (a)	1,371,200	3,071,265
Distributors Total		3,071,265
Diversified Consumer Services — 1.0%
New Oriental Education & Technology Group, ADR (a)	23,915	2,769,835
Diversified Consumer Services Total		2,769,835
Hotels, Restaurants & Leisure — 2.4%
7 Days Group Holdings Ltd., ADR (a)	157,798	3,141,758
Ctrip.com International Ltd., ADR (a)	80,256	3,611,520
Hotels, Restaurants & Leisure Total		6,753,278
Multiline Retail — 2.8%
Golden Eagle Retail Group Ltd.	2,225,000	5,768,236
Intime Department Store Group Co., Ltd.	1,101,000	1,921,214
Multiline Retail Total		7,689,450
Specialty Retail — 2.9%
Belle International Holdings Ltd.	3,189,000	6,743,136
SA SA International Holdings Ltd.	1,974,000	1,198,635
Specialty Retail Total		7,941,771
Textiles, Apparel & Luxury Goods — 2.4%
China Lilang Ltd.	2,146,444	3,011,818
Trinity Ltd.	3,826,598	3,799,363
Textiles, Apparel & Luxury Goods Total		6,811,181
CONSUMER DISCRETIONARY TOTAL		37,737,496
CONSUMER STAPLES — 5.4%
Food Products — 4.6%
Shenguan Holdings Group Ltd.	2,734,000	3,706,554
Tingyi Cayman Islands Holding Corp.	1,324,000	4,072,621
Want Want China Holdings Ltd.	4,995,000	4,813,937
Food Products Total		12,593,112

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.8%
Hengan International Group Co., Ltd.	268,500	2,315,942
Personal Products Total		2,315,942
CONSUMER STAPLES TOTAL		14,909,054
ENERGY — 20.1%
Oil, Gas & Consumable Fuels — 20.1%
China Shenhua Energy Co., Ltd., Class H	1,929,000	9,631,592
CNOOC Ltd.	9,801,500	24,583,398
PetroChina Co., Ltd., Class H	7,646,000	11,116,885
Yanzhou Coal Mining Co., Ltd., Class H	2,528,000	10,592,744
Oil, Gas & Consumable Fuels Total		55,924,619
ENERGY TOTAL		55,924,619
FINANCIALS — 31.0%
Commercial Banks — 19.0%
Bank of China Ltd., Class H	10,197,000	5,642,930
China Construction Bank Corp., Class H	17,277,340	16,320,085
China Merchants Bank Co., Ltd., Class H	3,947,590	10,062,018
Industrial & Commercial Bank of China, Class H	24,465,000	20,619,547
Commercial Banks Total		52,644,580
Insurance — 6.8%
China Life Insurance Co., Ltd., Class H	3,336,000	11,677,721
Ping An Insurance Group Co. of China, Ltd., Class H	678,000	7,281,869
Insurance Total		18,959,590
Real Estate Management & Development — 5.2%
China Overseas Land & Investment Ltd.	1,430,320	2,981,100
China Vanke Co., Ltd., Class B	5,362,910	7,380,628
Guangzhou R&F Properties Co., Ltd., Class H	1,983,600	2,762,355
KWG Property Holding Ltd.	1,771,270	1,258,355
Real Estate Management & Development Total		14,382,438
FINANCIALS TOTAL		85,986,608
HEALTH CARE — 1.5%
Health Care Providers & Services — 0.7%
Sinopharm Group Co., Class H	563,630	2,016,527
Health Care Providers & Services Total		2,016,527

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.8%
China Medical System Holdings Ltd.	879,200	906,533
China Shineway Pharmaceutical Group Ltd.	532,000	1,270,865
Pharmaceuticals Total		2,177,398
HEALTH CARE TOTAL		4,193,925
INDUSTRIALS — 6.2%
Construction & Engineering — 1.2%
China Communications Construction Co., Ltd., Class H	3,834,000	3,488,678
Construction & Engineering Total		3,488,678
Electrical Equipment — 2.2%
Harbin Electric, Inc. (a)	83,534	1,376,640
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,354,000	4,652,407
Electrical Equipment Total		6,029,047
Machinery — 1.6%
Sany Heavy Equipment International Holdings Co., Ltd.	3,663,930	4,365,503
Machinery Total		4,365,503
Transportation Infrastructure — 1.2%
China Merchants Holdings International Co., Ltd.	752,000	3,305,433
Transportation Infrastructure Total		3,305,433
INDUSTRIALS TOTAL		17,188,661
INFORMATION TECHNOLOGY — 13.9%
Communications Equipment — 1.6%
O-Net Communications Group Ltd. (a)	9,354,000	4,551,812
Communications Equipment Total		4,551,812
Electronic Equipment, Instruments & Components — 1.0%
China High Precision Automation Group Ltd.	3,447,000	2,661,638
Electronic Equipment, Instruments & Components Total		2,661,638
Internet Software & Services — 7.6%
Baidu, Inc., ADR (a)	49,597	6,730,809
Sina Corp. (a)	22,884	2,718,390
Tencent Holdings Ltd.	405,900	11,707,748
Internet Software & Services Total		21,156,947
IT Services — 1.0%
iSoftstone Holdings Ltd., ADR (a)	167,936	2,673,541
IT Services Total		2,673,541
Software — 2.7%
AutoNavi Holdings Ltd., ADR (a)	87,519	1,500,076

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Kingdee International Software Group Co., Ltd.	5,665,600	3,267,213
VanceInfo Technologies, Inc., ADR (a)	112,924	2,886,338
Software Total		7,653,627
INFORMATION TECHNOLOGY TOTAL		38,697,565
MATERIALS — 2.5%
Chemicals — 2.0%
China Lumena New Materials Corp.	2,402,000	1,063,491
Dongyue Group	591,000	605,679
Huabao International Holdings Ltd.	2,745,000	3,875,857
Chemicals Total		5,545,027
Construction Materials — 0.5%
Anhui Conch Cement Co., Ltd., Class H	305,000	1,358,369
Construction Materials Total		1,358,369
MATERIALS TOTAL		6,903,396
TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
China Mobile Ltd.	585,000	5,358,519
Wireless Telecommunication Services Total		5,358,519
TELECOMMUNICATION SERVICES TOTAL		5,358,519
UTILITIES — 2.8%
Gas Utilities — 2.8%
ENN Energy Holdings Ltd.	2,238,000	7,710,344
Gas Utilities Total		7,710,344
UTILITIES TOTAL		7,710,344

Total Common Stocks (cost of $153,354,968)		274,610,187

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 02/15/38, market value $1,482,000 (repurchase proceeds $1,449,000)	1,449,000	1,449,000

Total Short-Term Obligation (cost of $1,449,000)		1,449,000

4

Value ($)
Total Investments — 99.4% (cost of $154,803,968)(b)(c)	276,059,187

Other Assets & Liabilities, Net — 0.6%	1,696,765

Net Assets — 100.0%	277,755,952

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities  may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

6

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$9,523,113	$28,214,383	$—	$37,737,496
Consumer Staples	—	14,909,054	—	14,909,054
Energy	—	55,924,619	—	55,924,619
Financials	—	85,986,608	—	85,986,608
Health Care	—	4,193,925	—	4,193,925
Industrials	1,376,640	15,812,021	—	17,188,661
Information Technology	16,509,154	22,188,411	—	38,697,565
Materials	—	6,903,396	—	6,903,396
Telecommunication Services	—	5,358,519	—	5,358,519
Utilities	—	7,710,344	—	7,710,344
Total Common Stocks	27,408,907	247,201,280	—	274,610,187
Total Short-Term Obligation	—	1,449,000	—	1,449,000
Total Investments	$27,408,907	$248,650,280	$—	$276,059,187

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The following table reconciles asset balances for the nine months ended May 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out of) Level 3	Balance as of May 31, 2011
Common Stocks
Financials	$4,918,710	$—	$—	$—	$—	$—	$(4,918,710)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that reliable and observable market data was now available to, and utilized by, pricing services for the valuation of this security.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy during the nine month period ended May 31, 2011.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$4,918,710	$—	$—	$4,918,710

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $154,803,968.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$123,548,574	$(2,293,355)	$121,255,219

Acronym	Name
ADR	American Depositary Receipt

7

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 95.0%

CONSUMER DISCRETIONARY 19.3%

Auto Components 3.6%
BorgWarner, Inc. (a)	178,350	$12,932,159
Cooper Tire & Rubber Co. (b)	495,360	11,967,898
Gentex Corp. (b)	480,490	14,102,381
Goodyear Tire & Rubber Co. (The) (a)	795,750	14,108,647
Lear Corp.	384,870	19,559,093
Total		72,670,178

Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR (a)(c)	85,090	9,855,124

Hotels, Restaurants & Leisure 3.5%
Ctrip.com International Ltd., ADR (a)(b)(c)	273,270	12,297,150
Las Vegas Sands Corp. (a)	233,860	9,714,544
Panera Bread Co., Class A (a)(b)	83,520	10,442,506
Royal Caribbean Cruises Ltd. (a)(b)(c)	261,100	10,182,900
Starwood Hotels & Resorts Worldwide, Inc.	259,990	15,854,190
Wynn Resorts Ltd. (b)	86,530	12,678,376
Total		71,169,666

Household Durables 1.4%
Tempur-Pedic International, Inc. (a)(b)	431,155	28,042,321

Internet & Catalog Retail 1.2%
Netflix, Inc. (a)	38,320	10,377,056
priceline.com, Inc. (a)	27,815	14,330,010
Total		24,707,066

Media 2.6%
CBS Corp., Class B Non Voting	684,250	19,124,788
Cinemark Holdings, Inc. (b)	594,308	12,926,199
Discovery Communications, Inc., Class A (a)(b)	283,230	12,337,499
Lamar Advertising Co., Class A (a)(b)	257,235	7,470,104
Total		51,858,590

Multiline Retail 0.7%
Nordstrom, Inc.	307,260	14,388,986

Specialty Retail 2.0%
Dick’s Sporting Goods, Inc. (a)	243,445	9,674,504
Tiffany & Co. (b)	226,520	17,138,503
TJX Companies, Inc.	255,180	13,529,644
Total		40,342,651

Textiles, Apparel & Luxury Goods 3.8%
Coach, Inc.	303,540	19,323,356
Deckers Outdoor Corp. (a)(b)	133,390	12,151,829
Fossil, Inc. (a)	104,240	11,032,762
Lululemon Athletica, Inc. (a)(b)	170,235	15,457,338
Warnaco Group, Inc. (The) (a)(b)	358,550	19,774,032
Total		77,739,317

TOTAL CONSUMER DISCRECTIONARY		390,773,899

CONSUMER STAPLES 4.1%
Food Products 1.9%
Green Mountain Coffee Roasters, Inc. (a)(b)	294,750	24,278,558
Mead Johnson Nutrition Co.	211,500	14,337,585
Total		38,616,143

Personal Products 2.2%
Estee Lauder Companies, Inc. (The), Class A	109,580	11,233,046
Herbalife Ltd. (c)	603,320	33,954,849
Total		45,187,895

TOTAL CONSUMER STAPLES		83,804,038

ENERGY 7.1%
Energy Equipment & Services 3.2%
Cameron International Corp. (a)	560,095	26,694,128
McDermott International, Inc. (a)(c)	781,770	16,589,159
National Oilwell Varco, Inc.	123,370	8,954,195
Tidewater, Inc.	220,340	12,041,581
Total		64,279,063

Oil, Gas & Consumable Fuels 3.9%
Concho Resources, Inc. (a)(b)	199,621	18,886,143
Consol Energy, Inc.	195,000	9,997,650
Continental Resources, Inc. (a)(b)	262,330	17,371,492
Denbury Resources, Inc. (a)	471,250	10,348,650
Range Resources Corp.	191,840	10,727,693
World Fuel Services Corp.	344,500	12,601,810
Total		79,933,438

TOTAL ENERGY		144,212,501

FINANCIALS 6.7%
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	207,230	21,910,428
T. Rowe Price Group, Inc. (b)	269,535	17,061,566
Total		38,971,994

1

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Consumer Finance 0.7%
Discover Financial Services	547,555	$13,053,711

Diversified Financial Services 2.1%
IntercontinentalExchange, Inc. (a)	87,370	10,541,190
Moody’s Corp. (b)	562,755	22,459,552
MSCI, Inc., Class A (a)	268,640	10,146,533
Total		43,147,275

Insurance 1.0%
Marsh & McLennan Companies, Inc.	646,390	19,824,781

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	106,490	10,345,504

Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	379,075	10,750,567

TOTAL FINANCIALS		136,093,832

HEALTH CARE 13.5%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. (a)(b)	319,642	15,157,424
Dendreon Corp. (a)	391,385	16,590,810
Human Genome Sciences, Inc. (a)(b)	464,370	12,709,807
Total		44,458,041

Health Care Equipment & Supplies 1.1%
Gen-Probe, Inc. (a)	120,515	9,856,922
Intuitive Surgical, Inc. (a)(b)	35,155	12,269,095
Total		22,126,017

Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	613,450	25,286,409
Brookdale Senior Living, Inc. (a)	746,050	19,255,550
CIGNA Corp.	433,400	21,622,326
Express Scripts, Inc. (a)(b)	319,835	19,049,373
Laboratory Corp. of America Holdings (a)	146,445	14,766,049
Total		99,979,707

Health Care Technology 0.8%
Cerner Corp. (a)(b)	135,630	16,289,163

Life Sciences Tools & Services 2.6%
ICON PLC, ADR (a)(b)(c)	618,704	15,832,636
Illumina, Inc. (a)	218,090	15,719,927
Life Technologies Corp. (a)	404,690	21,031,739
Total		52,584,302

Pharmaceuticals 1.9%
Hospira, Inc. (a)	266,440	14,731,468
Watson Pharmaceuticals, Inc. (a)	357,575	23,009,951
Total		37,741,419

TOTAL HEALTH CARE		273,178,649

INDUSTRIALS 13.6%
Aerospace & Defense 0.6%
BE Aerospace, Inc. (a)(b)	352,335	13,184,376
Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings, Inc. (a)(b)	227,520	14,399,741
C.H. Robinson Worldwide, Inc.	188,240	15,100,613
Expeditors International of Washington, Inc.	188,450	9,953,929
Total		39,454,283

Airlines 0.7%
United Continental Holdings, Inc. (a)(b)	563,490	13,608,283

Commercial Services & Supplies 0.5%
Stericycle, Inc. (a)	107,385	9,566,930

Electrical Equipment 3.0%
AMETEK, Inc. (b)	399,815	17,387,954
Regal-Beloit Corp.	186,668	12,880,092
Rockwell Automation, Inc.	171,720	14,271,649
Sensata Technologies Holding NV (a)(b)(c)	440,400	15,977,712
Total		60,517,407

Machinery 4.6%
AGCO Corp. (a)	200,380	10,353,635
Cummins, Inc.	349,065	36,735,601
Joy Global, Inc. (b)	269,600	24,169,640
Navistar International Corp. (a)	154,650	10,186,795
Pall Corp.	219,515	12,314,791
Total		93,760,462

Professional Services 0.8%
IHS, Inc., Class A (a)	173,815	15,247,052

2

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail 0.9%
Kansas City Southern (a)(b)	314,045	$18,494,110

Trading Companies & Distributors 0.6%
Fastenal Co. (b)	364,880	12,106,718
TOTAL INDUSTRIALS		275,939,621

INFORMATION TECHNOLOGY 21.3%
Communications Equipment 1.9%
Acme Packet, Inc. (a)(b)	216,580	16,392,940
Aruba Networks, Inc. (a)(b)	418,690	11,899,170
JDS Uniphase Corp. (a)	566,980	11,447,326
Total		39,739,436

Computers & Peripherals 1.6%
NetApp, Inc. (a)	577,455	31,627,210

Electronic Equipment, Instruments & Components 0.8%
Trimble Navigation Ltd. (a)(b)	368,730	16,109,814

Internet Software & Services 1.3%
SINA Corp. (a)(c)	89,100	10,584,189
WebMD Health Corp. (a)	336,840	16,060,531
Total		26,644,720

IT Services 4.0%
Alliance Data Systems Corp. (a)(b)	215,345	20,227,356
Cognizant Technology Solutions Corp., Class A (a)	131,780	10,020,551
Teradata Corp. (a)	489,790	27,325,384
VeriFone Systems, Inc. (a)	217,120	10,449,986
Western Union Co. (The) (b)	634,120	13,037,507
Total		81,060,784

Semiconductors & Semiconductor Equipment 2.8%
Altera Corp.	335,340	16,126,501
ARM Holdings PLC, ADR (c)	398,439	11,375,433
Maxim Integrated Products, Inc. (b)	694,550	18,926,487
Novellus Systems, Inc. (a)(b)	281,270	10,201,663
Total		56,630,084

Software 8.9%
Citrix Systems, Inc. (a)(b)	233,885	20,493,004
Concur Technologies, Inc. (a)(b)	217,200	10,853,484
Electronic Arts, Inc. (a)	1,313,430	32,060,826
Fortinet, Inc. (a)	360,730	17,491,798
Informatica Corp. (a)(b)	188,190	11,039,225
Intuit, Inc. (a)	561,565	30,307,663
Red Hat, Inc. (a)	324,940	14,167,384
Salesforce.com, Inc. (a)	135,680	20,658,637
SuccessFactors, Inc. (a)(b)	385,150	13,507,211
TIBCO Software, Inc. (a)	349,935	9,829,674
Total		180,408,906

TOTAL INFORMATION TECHNOLOGY		432,220,954

MATERIALS 7.1%
Chemicals 3.7%
Cabot Corp.	315,371	13,318,117
Celanese Corp., Series A	334,155	17,406,134
CF Industries Holdings, Inc.	209,350	32,193,843
Solutia, Inc. (a)(b)	459,820	11,481,706
Total		74,399,800

Containers & Packaging 1.0%
Crown Holdings, Inc. (a)	496,790	20,174,642

Metals & Mining 2.4%
Agnico-Eagle Mines Ltd. (b)(c)	292,655	18,934,778
Cliffs Natural Resources, Inc.	130,080	11,798,256
Steel Dynamics, Inc.	587,760	10,050,696
Walter Energy, Inc.	75,075	9,350,591
Total		50,134,321

TOTAL MATERIALS		144,708,763

TELECOMMUNICATION SERVICES 1.5%

Wireless Telecommunication Services 1.5%
Crown Castle International Corp. (a)	282,570	11,701,224
MetroPCS Communications, Inc. (a)	1,079,200	19,317,680
Total		31,018,904

TOTAL TELECOMMUNICATION SERVICES		31,018,904

UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.	213,060	15,402,107

TOTAL UTILITIES		15,402,107
Total Common Stocks (Cost: $1,435,420,448)		1,927,353,268

3

	Shares	Value
Money Market Fund 4.6%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	93,407,585	$93,407,585
Total Money Market Fund (Cost: $93,407,585)		93,407,585

Issuer	Effective Yield		Par/ Principal
Investments of Cash Collateral Received for Securities on Loan 13.3%

Asset-Backed Commercial Paper 1.0%

Atlantis One
06/20/11	0.160%		$4,999,467	4,999,467
Rhein-Main Securitisation Ltd.
06/13/11	0.350%		4,998,396	4,998,396
Rheingold Securitization
06/09/11	0.350%		9,996,986	9,996,986
Total				19,994,849

Certificates of Deposit 6.1%

Barclays Bank PLC
08/19/11	0.330%		10,000,000	10,000,000
Clydesdale Bank PLC
07/21/11	0.280%		6,995,049	6,995,049
Commerzbank AG
06/01/11	0.110%		10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%		5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%		10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%		4,998,221	4,998,221
Erste Bank der Oesterreichischen Sparkassen AG
06/06/11	0.250%		10,000,000	10,000,000
KBC Bank NV
06/23/11	0.280%		5,000,000	5,000,000
Lloyds Bank PLC
09/02/11	0.260%		6,000,000	6,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%		5,000,000	5,000,000
National Bank of Canada
11/18/11	0.237%		6,000,000	6,000,000
Nationwide Building Society
08/23/11	0.250%		4,996,808	4,996,808
Overseas Chinese Banking Corp.
08/09/11	0.450%		10,000,000	10,000,000
Pohjola Bank PLC
08/15/11	0.340%		10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%		10,000,000	10,000,000
Swedbank AB
08/05/11	0.240%		5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%		5,000,000	5,000,000
Total				123,990,078

Money Market Fund 1.2%
JP Morgan Prime Money Market Fund,	0.010	%(d)	25,000,000	25,000,000

Repurchase Agreements 5.0%

Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $7,869,023 (f)	0.110%		7,868,999	7,868,999

MF Global Holdings Ltd. dated 05/31/11, matures 06/01/11, repurchase price $23,000,109 (f)	0.170%		23,000,000	23,000,000

Natixis Financial Products, Inc. dated 05/31/11, matures 06/01/11, repurchase price $20,000,067 (f)	0.120%		20,000,000	20,000,000

Nomura Securities dated 05/31/11, matures 06/01/11, repurchase price $20,000,089 (f)	0.160%		20,000,000	20,000,000

RBS Securities, Inc. dated 05/31/11, matures 06/01/11, repurchase price $15,000,058 (f)	0.140%		15,000,000	15,000,000

Societe Generale dated 05/31/11, matures 06/01/11, repurchase price $15,000,054 (f)	0.130%		15,000,000	15,000,000
Total				100,868,999
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $269,853,926)				269,853,926

Total Investments (Cost: $1,798,681,959) (g)				2,290,614,779	(h)
Other Assets & Liabilities, Net				(261,757,491)

Net Assets				$2,028,857,288

4

Notes to Portfolio of Investments

(a)               Non-income producing.

(b)              At May 31, 2011, security was partially or fully on loan.

(c)               Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.67% of net assets.

(d)              The rate shown is the seven-day current annualized yield at May 31, 2011.

(e)               Investments in affiliates during the nine months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$290,240,581	$(196,832,996)	$—	$93,407,585	$16,134	$93,407,585

5

(f)                 The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$8,026,386

Total Market Value of Collateral Securities	$8,026,386

MF Global Holdings Ltd. (0.170%)

Security Description	Value

Fannie Mae Pool	$11,803,941

Fannie Mae REMICS	810,197

Federal National Mortgage Association	5,694

Freddie Mac Gold Pool	3,489,972

Freddie Mac Non Gold Pool	259,435

Freddie Mac REMICS	377,642

Ginnie Mae I Pool	2,531,870

Ginnie Mae II Pool	3,695,106

Government National Mortgage Association	486,239

Total Market Value of Collateral Securities	$23,460,096

Natixis Financial Products, Inc. (0.120%)

Security Description	Value

Fannie Mae Interest Strip	$913,251

Fannie Mae REMICS	13,568,400

Freddie Mac REMICS	3,000,362

Government National Mortgage Association	2,918,055

Total Market Value of Collateral Securities	$20,400,068

Nomura Securities (0.160%)

Security Description	Value

Fannie Mae Pool	$11,239,413

Freddie Mac Gold Pool	9,160,587

Total Market Value of Collateral Securities	$20,400,000

6

RBS Securities, Inc. (0.140%)

Security Description	Value

Freddie Mac Gold Pool	$12,733,336

Ginnie Mae I Pool	1,772,532

Ginnie Mae II Pool	794,168

Total Market Value of Collateral Securities	$15,300,036

Societe Generale (0.130%)

Security Description	Value

Fannie Mae REMICS	$3,376,962

FHLMC-GNMA	7,410

Freddie Mac REMICS	5,608,926

Freddie Mac Strips	126,157

Government National Mortgage Association	6,180,545

Total Market Value of Collateral Securities	$15,300,000

(g) At May 31, 2011, the cost of securities for federal income tax purposes was approximately $1,800,613,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$498,460,000
Unrealized Depreciation	(6,595,000)
Net Unrealized Appreciation	$491,865,000

(h)              Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

ADR	American Depositary Receipt

7

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

8

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$390,773,899	$—	$—	$390,773,899
Consumer Staples	83,804,038	—	—	83,804,038
Energy	144,212,501	—	—	144,212,501
Financials	136,093,832	—	—	136,093,832
Health Care	273,178,649	—	—	273,178,649
Industrials	275,939,621	—	—	275,939,621
Information Technology	432,220,954	—	—	432,220,954
Materials	144,708,763	—	—	144,708,763
Telecommunication Services	31,018,904	—	—	31,018,904
Utilities	15,402,107	—	—	15,402,107
Total Equity Securities	1,927,353,268	—	—	1,927,353,268

Other
Affiliated Money Market Fund(c)	93,407,585	—	—	93,407,585
Investments of Cash Collateral Received for Securities on Loan	25,000,000	244,853,926	—	269,853,926

Total Other	118,407,585	244,853,926	—	363,261,511

Total	$2,045,760,853	$244,853,926	$—	$2,290,614,779

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

9

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

May 31, 2011 (Unaudited)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.9%

ADVANCED REFUNDED 14.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A
Prerefunded Unlimited General Obligation Bonds
Series 2003 (AGM)
06/01/17	5.000%	$2,665,000	$2,901,279
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,827,850
Clackamas Community College District
Prerefunded Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/15	5.250%	1,390,000	1,392,738
Clackamas County School District No. 108 Estacada
Prerefunded Unlimited General Obligation Bonds
Series 2001 (AGM)
06/15/15	5.375%	1,055,000	1,057,089
Clackamas County School District No. 7J Lake Oswego
Prerefunded Unlimited General Obligation Bonds
Series 2001
06/01/16	5.375%	1,295,000	1,295,000
Coos County School District No. 13 North Bend
Prerefunded Unlimited General Obligation Bonds
Series 2002 (AGM)
06/15/15	5.500%	1,765,000	1,860,875
County of Washington
Prerefunded Limited General Obligation Bonds
Series 2001
06/01/16	5.500%	2,785,000	2,785,000
Deschutes County Administrative School District No. 1
Bend-La Pine
Prerefunded Unlimited General Obligation Bonds
Series 2001A (AGM)
06/15/18	5.500%	1,000,000	1,002,060
Deschutes County Hospital Facilities Authority
Prerefunded Revenue Bonds
Cascade Health Services, Inc.
Series 2002
01/01/22	5.500%	2,000,000	2,059,840
01/01/27	5.600%	5,550,000	5,719,275
01/01/32	5.600%	2,000,000	2,061,000
Jackson County School District No. 4
Prerefunded Unlimited General Obligation Bonds
Series 2001 (AGM)
06/15/16	5.500%	1,000,000	1,002,060
Linn County Community School District No. 9 Lebanon
Prerefunded Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/15	5.250%	405,000	444,184
06/15/21	5.550%	2,000,000	2,206,080
Multnomah County School District No. 7 Reynolds
Prerefunded Unlimited General Obligation Bonds
Series 2000
06/15/17	5.625%	1,000,000	1,002,080
Multnomah-Clackamas Counties Centennial School District No. 28JT
Prerefunded Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/16	5.375%	2,055,000	2,059,130
06/15/17	5.375%	2,280,000	2,284,583
06/15/18	5.375%	2,490,000	2,495,005
North Clackamas Parks & Recreation District
Revenue Bonds
Recreational Facilities
Series 1993 Escrowed to Maturity
04/01/13	5.700%	855,000	906,821
Oregon Department of Transportation
Prerefunded Revenue Bonds
Series 2002A
11/15/16	5.500%	2,500,000	2,686,175
Portland Community College District
Prerefunded Unlimited General Obligation Bonds
Series 2001A
06/01/14	5.375%	1,925,000	1,925,000
06/01/16	5.375%	2,705,000	2,705,000
06/01/17	5.375%	2,540,000	2,540,000
Puerto Rico Public Finance Corp.
Unrefunded Revenue Bonds
Commonwealth Appropriations
Series 2002E Escrowed to Maturity (a)
08/01/26	6.000%	5,000,000	6,386,000
Seaside Urban Renewal Agency
Tax Allocation Bonds
Greater Seaside Urban Renewal
Series 2001
06/01/15	5.250%	820,000	821,427
State of Oregon
Prerefunded Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/14	5.250%	1,225,000	1,235,155
Virgin Islands Public Finance Authority
Revenue Bonds
Series 1989A Escrowed to Maturity
10/01/18	7.300%	1,090,000	1,336,264
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Prerefunded Unlimited General Obligation Bonds
Series 2002 (NPFGC)
06/15/17	5.375%	1,500,000	1,579,530
Total			61,576,500

CITY 5.7%
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,509,590

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CITY (CONTINUED)
City of Portland (b)
Limited Tax General Obligation Bonds
Zero Coupon Series 2001B
06/01/13	0.000%	$1,500,000	$1,465,560
06/01/16	0.000%	3,500,000	3,137,470
06/01/19	0.000%	4,000,000	3,060,400
06/01/20	0.000%	4,000,000	2,908,560
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,613,482
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,404,708
06/01/20	5.000%	880,000	1,029,028
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/25	5.000%	1,140,000	1,265,457
Madras Aquatic Center District
Unlimited General Obligation Bonds
Series 2005
06/01/22	5.000%	1,695,000	1,785,055
Tualatin Hills Park & Recreation District
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	990,000	1,121,591
Total			25,300,901

COLLEGE 2.0%
City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/30	6.000%	1,500,000	1,523,505
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	4,000,000	3,566,560
City of Portland
Refunding Revenue Bonds
Broadway Project
Series 2008A
04/01/23	6.250%	3,250,000	3,704,057
Total			8,794,122

COUNTY 0.7%
County of Clackamas
Limited General Obligation Bonds
Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,014,280
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,120,270
Total			3,134,550

ELECTRIC 4.8%
City of Eugene
Refunding Revenue Bonds
Systems
Series 2001B (AGM)
08/01/13	5.250%	1,040,000	1,047,914
Emerald Peoples Utility District
Refunding Revenue Bonds
Series 1996 (NPFGC/FGIC)
11/01/11	7.350%	2,000,000	2,055,280
11/01/12	7.350%	2,490,000	2,710,066
11/01/13	7.350%	2,675,000	3,045,621
Series 2003A (AGM)
11/01/20	5.250%	605,000	653,987
Port of Morrow
Refunding Revenue Bonds
Portland General Electric
Series 1998A-RMKT (c)
05/01/33	5.000%	3,750,000	3,787,088
Puerto Rico Electric Power Authority (a)
Refunding Revenue Bonds
Series 2010DDD
07/01/22	5.000%	4,500,000	4,608,720
Series 2010ZZ
07/01/24	5.250%	2,475,000	2,510,591
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	1,000,000	891,710
Total			21,310,977

HEALTH CARE - HOSPITAL 11.7%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	886,820
10/01/24	5.125%	1,000,000	853,010
Clackamas County Housing Authority
Revenue Bonds
Senior Lien-Easton Ridge
Series 1996A
12/01/16	5.800%	1,375,000	1,375,261
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
Cascade Health Services, Inc.
Series 2008
01/01/23	7.375%	2,000,000	2,382,880
Multnomah County Hospital Facilities Authority
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	3,969,187

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - HOSPITAL (CONTINUED)
Providence Health Systems
Series 2004
10/01/13	5.250%	$1,045,000	$1,147,671
10/01/16	5.250%	2,970,000	3,268,782
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,335,726
Oregon Health & Science University (b)
Revenue Bonds
Capital Appreciation-Independent School District
Zero Coupon Series 1996A (NPFGC)
07/01/14	0.000%	2,550,000	2,339,778
07/01/21	0.000%	12,515,000	7,621,134
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,093,520
03/15/16	5.000%	1,500,000	1,654,380
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,148,517
11/01/19	5.000%	3,695,000	4,164,819
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,613,565
10/01/23	5.000%	2,000,000	2,078,960
Revenue Bonds
Linfield College Project
Series 2005A
10/01/20	5.000%	1,825,000	1,910,903
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,492,020
Series 2008A
08/15/18	5.250%	2,500,000	2,786,650
Umatilla County Hospital Facility Authority
Unrefunded Revenue Bonds
Catholic Health
Series 2000A
12/01/20	5.750%	285,000	285,485
Total			51,409,068

HEALTH CARE - NURSING HOME 0.3%
Albany Hospital Facility Authority
Refunding Revenue Bonds
Mennonite Home of Albany Project
Series 2004A
10/01/11	4.750%	660,000	659,340
10/01/12	5.000%	680,000	678,218
Total			1,337,558

HOUSING - MULTI-FAMILY 0.8%
City of Portland
Revenue Bonds
Headwaters Apartments Project
Series 2005A
04/01/25	5.000%	1,565,000	1,629,509
Clackamas County Housing Authority
Revenue Bonds
Senior Lien-Easton Ridge
Series 1996A
12/01/26	5.900%	1,750,000	1,659,840
Total			3,289,349

HOUSING - SINGLE FAMILY 2.9%
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	4,845,000	4,942,675
Single Family Mortgage Program
Series 2001Q
07/01/15	4.700%	355,000	355,586
07/01/17	4.900%	345,000	345,407
Series 2010A
07/01/27	5.250%	815,000	889,401
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,504,806
Series 2011J
07/01/24	5.150%	1,095,000	1,095,471
Puerto Rico Housing Finance Authority
Subordinated Revenue Bonds
Capital Fund Modernization
Series 2008 (a)
12/01/13	5.000%	2,455,000	2,609,542
Total			12,742,888

LEASE 5.0%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2002E (AGM)
11/01/13	5.000%	1,470,000	1,557,612
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	2,795,322
05/01/25	5.000%	2,780,000	2,926,145
05/01/26	5.000%	2,800,000	2,931,124
Series 2009A
05/01/23	5.000%	3,100,000	3,400,359
Prerefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,599,379
Refunding Certificate of Participation
Series 2002C (NPFGC)
11/01/15	5.250%	1,000,000	1,040,650
11/01/17	5.250%	5,000,000	5,197,600

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LEASE (CONTINUED)
Puerto Rico Public Finance Corp.
Revenue Bonds
Commonwealth Appropriations
Series 2004A (a)(c)
08/01/27	5.750%	$750,000	$762,712
Total			22,210,903

MISCELLANEOUS REVENUE 8.9%
City of Portland
Revenue Bonds
Series 2003A (AMBAC)
06/15/17	5.000%	1,500,000	1,613,295
Oregon State Department of Administrative Services
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,426,943
Series 2009A
04/01/21	5.000%	5,000,000	5,752,800
04/01/22	5.000%	5,000,000	5,675,750
04/01/27	5.000%	4,000,000	4,342,120
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	415,937
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,434,600
Oregon State Facilities Authority (d)(e)
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
11/15/22	6.650%	2,940,000	2,902,397
Port of Morrow
Refunding Revenue Bonds
Series 2007
06/01/20	4.875%	750,000	693,698
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,838,880
Series 2003A
09/01/15	5.000%	1,000,000	1,064,550
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,122,340
09/01/21	4.250%	1,815,000	1,989,385
Total			39,272,695

PORT DISTRICT 0.4%
Port of Morrow
Refunding Revenue Bonds
Series 2007
06/01/25	5.000%	1,000,000	861,820
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	260,000	260,270
08/01/19	5.750%	425,000	424,962
Total			1,547,052

SALES OR USE TAX 5.5%
Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,469,470
Series 2009A
11/15/27	4.750%	7,000,000	7,369,250
Puerto Rico Highway & Transportation Authority
Refunding Revenue Bonds
Series 2003AA-1-RMKT (AGM) (a)
07/01/26	4.950%	5,000,000	5,010,650
Virgin Islands Public Finance Authority
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	4,410,000	4,367,444
Total			24,216,814

SCHOOL 22.2%
Central Oregon Community College District
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,860,085
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,629,657
Clackamas & Washington Counties School District No. 3 (b)
Unlimited General Obligation Bonds
Zero Coupon Series 2003A (NPFGC/FGIC)
06/15/17	0.000%	4,000,000	3,333,520
Clackamas Community College District
Unrefunded Unlimited General Obligation Bonds
Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	112,564
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,021,685
Clackamas County School District No. 115
Unlimited General Obligation Bonds
Zero Coupon Series 2006A (NPFGC) (b)
06/15/25	0.000%	2,250,000	1,166,085
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,759,378

4

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SCHOOL (CONTINUED)
06/15/26	5.000%	$3,000,000	$3,253,800
Columbia County School District No. 502
Unlimited General Obligation Bonds
Zero Coupon Series 1999 (NPFGC/FGIC) (b)
06/01/14	0.000%	1,025,000	970,491
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	1,000,000	1,113,790
06/15/24	5.000%	1,165,000	1,279,834
06/15/25	5.000%	1,275,000	1,384,255
Deschutes & Jefferson Counties School District No. 2J
Redmond
Unlimited General Obligation Bonds
Zero Coupon Series 2004B (NPFGC/FGIC) (b)
06/15/22	0.000%	2,335,000	1,480,250
Deschutes County Administrative School District No. 1
Bend-La Pine
Unlimited General Obligation Bonds
Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	5,000,000	5,501,600
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,572,000
06/15/28	4.625%	1,660,000	1,729,288
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,209,930
06/15/21	5.500%	1,410,000	1,707,454
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,120,548
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,158,060
12/15/16	5.000%	1,000,000	1,178,190
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,483,950
06/15/18	4.250%	2,000,000	2,256,120
Lane County School District No. 19 Springfield
Unlimited General Obligation Refunding Bonds
Series 1997 (NPFGC/FGIC)
10/15/12	6.000%	1,740,000	1,862,618
10/15/14	6.000%	1,310,000	1,497,068
Lane County School District No. 4J Eugene
Unlimited General Obligation Refunding Bonds
Series 2002
07/01/12	5.000%	1,000,000	1,052,140
07/01/13	5.250%	1,000,000	1,100,300
Linn Benton Community College District
Unlimited General Obligation Bonds
Zero Coupon Series 2001 (NPFGC/FGIC) (b)
06/15/13	0.000%	1,000,000	969,500
Linn County Community School District No. 9 Lebanon
Unrefunded Unlimited General Obligation Bonds
Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	305,000	330,339
Portland Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,428,442
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,257,060
06/15/16	5.000%	2,500,000	2,919,925
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/29	4.500%	2,360,000	2,526,380
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,006,868
06/15/21	5.000%	6,575,000	7,794,597
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (b)
Limited General Obligation Bonds
Zero Coupon Series 2000
06/15/18	0.000%	2,700,000	2,133,594
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood
Series 2007B (NPFGC)
06/15/23	4.500%	8,124,999	8,639,719
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Series 1998
11/01/13	5.000%	1,100,000	1,215,632
Washington County School District No. 1 West Union (b)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Zero Coupon Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,108,759
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/21	5.000%	3,000,000	2,645,340

5

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SCHOOL (CONTINUED)
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	$1,000,000	$1,197,940
Total			97,968,755

SPECIAL DISTRICT - ASSESSMENT 1.7%
City of Portland
Revenue Bonds
Series 2003A (AMBAC)
06/15/18	5.000%	3,070,000	3,259,603
06/15/20	5.000%	2,000,000	2,096,260
Redmond Urban Renewal Agency
Tax Allocation Bonds
Downtown Urban Renewal Area
Series 1999B
06/01/13	5.650%	380,000	381,072
06/01/19	5.850%	785,000	786,138
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/21	5.625%	1,100,000	1,100,836
Total			7,623,909

SPECIAL DISTRICT - SPECIAL TAX —%
Hood River Urban Renewal Agency
Refunding Tax Allocation Bonds
Series 1996
12/15/11	6.250%	190,000	190,667
Total			190,667

SPECIAL DISTRICT - TAX ALLOCATION 1.5%
City of Portland
Tax Allocation Bonds
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,612,853
06/15/26	5.000%	1,440,000	1,484,323
Oregon Convention Center
Series 2000A (AMBAC)
06/15/17	5.750%	1,500,000	1,505,865
06/15/18	5.750%	2,050,000	2,058,015
Total			6,661,056

SPECIAL DISTRICT - TAX INCREMENT 0.8%
City of Portland
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,613,749
06/15/27	5.000%	1,370,000	1,391,591
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	700,000	701,176
Total			3,706,516

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 1.9%
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/31	5.400%	610,000	610,134
City of Portland
Limited Tax General Obligation Bonds
Zero Coupon Series 2001B (b)
06/01/18	0.000%	4,000,000	3,227,520
Clackamas County School District No. 12 North
Clackamas
Unlimited General Obligation Bonds
Series 2007B (AGM)
06/15/22	4.150%	4,000,000	4,359,800
Total			8,197,454

STATE 2.1%
State of Oregon
Unlimited General Obligation Bonds
Elderly & Disabled Housing
Series 2001B
08/01/20	4.950%	985,000	985,768
Unlimited General Obligation Refunding Bonds
Series 2002A
10/15/15	5.250%	1,735,000	1,839,031
State Board of Higher Education
Series 2004D
08/01/24	5.000%	3,620,000	3,797,561
Unrefunded Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/14	5.250%	255,000	256,982
08/01/16	5.250%	780,000	785,889
State of Oregon (b)
Unlimited General Obligation Bonds
State Board of Higher Education
Zero Coupon Series 2001A
08/01/17	0.000%	1,050,000	870,366
State Higher Board of Education
Zero Coupon Series 1996A
08/01/14	0.000%	490,000	470,581
Total			9,006,178

6

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER 4.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/31	5.200%	$4,615,000	$4,693,455
City of Myrtle Point
Revenue Bonds
Series 2000
12/01/20	6.000%	510,000	510,581
City of Portland
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	6,321,700
Series 2008A
06/15/17	5.000%	1,500,000	1,773,015
Revenue Bonds
Series 2004B
10/01/13	5.000%	730,000	806,468
Salem Hospital Facility Authority
Revenue Bonds
Series 2008A
08/15/15	5.750%	785,000	885,810
Washington County Clean Water Services
Refunding Revenue Bonds
Senior Lien
Series 2004 (NPFGC)
10/01/13	5.000%	2,310,000	2,546,844
Total			17,537,873

Total Municipal Bonds (Cost: $409,641,521)			427,035,785

	Shares

Money Market Fund 2.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.030% (f)
	5,508,645	5,508,645
JPMorgan Tax-Free Money Market Fund, 0.000% (f)
	5,165,306	5,165,306
Total Money Market Fund (Cost: $10,673,951)		10,673,951

Total Investments (Cost: $420,315,472) (g)		437,709,736	(h)
Other Assets & Liabilities, Net		2,970,242

Total Net Assets		$440,679,978

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 4.97% of net assets at May 31, 2011.

(b)	Zero coupon bond.
(c)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities, which are not illiquid, amounted to $2,902,397 or 0.66% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $2,902,397, representing 0.66% of net assets.  Information concerning such security holdings at May 31, 2011 was as follows:

Security Description	Acquisition Date	Cost
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
6.650% 11/15/22	06/17/98	$2,940,000

(f)	The rate shown is the seven-day current annualized yield at May 31, 2011.

7

(g)

At May 31, 2011, the cost of securities for federal income tax purposes was approximately $420,315,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,810,000
Unrealized Depreciation	(2,415,000)
Net Unrealized Appreciation	$17,395,000

(h)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

8

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Municipal Bonds	$—	$427,035,785	$—	$427,035,785
Total Bonds	—	427,035,785	—	427,035,785

Other
Unaffiliated Money Market Funds(c)	10,673,951	—	—	10,673,951

Total Other	10,673,951	—	—	10,673,951
Total	$10,673,951	$427,035,785	$—	$437,709,736

9

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

10

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Small Cap Growth Fund I

	Shares	Value ($)*
Common Stocks — 94.9%
CONSUMER DISCRETIONARY — 15.2%
Auto Components — 1.4%
Cooper Tire & Rubber Co.	345,205	8,340,153
Tenneco, Inc. (a)	271,800	11,347,650
Auto Components Total		19,687,803
Diversified Consumer Services — 0.8%
Coinstar, Inc. (a)	197,637	10,500,454
Diversified Consumer Services Total		10,500,454
Hotels, Restaurants & Leisure — 0.8%
BJ’s Restaurants, Inc. (a)	227,610	11,660,460
Hotels, Restaurants & Leisure Total		11,660,460
Household Durables — 3.2%
SodaStream International Ltd. (a)	188,100	10,930,491
Tempur-Pedic International, Inc. (a)	512,365	33,324,219
Household Durables Total		44,254,710
Internet & Catalog Retail — 1.0%
Shutterfly, Inc. (a)	241,930	14,665,797
Internet & Catalog Retail Total		14,665,797
Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	117,955	13,016,334
Leisure Equipment & Products Total		13,016,334
Media — 1.4%
Cinemark Holdings, Inc.	371,022	8,069,729
Imax Corp. (a)	306,272	11,396,381
Media Total		19,466,110
Multiline Retail — 0.7%
Gordmans Stores, Inc. (a)	540,058	9,391,609
Multiline Retail Total		9,391,609
Specialty Retail — 2.8%
Body Central Corp. (a)	563,747	13,665,227
Pier 1 Imports, Inc. (a)	624,075	7,438,974
Vitamin Shoppe, Inc. (a)	448,515	18,268,016
Specialty Retail Total		39,372,217
Textiles, Apparel & Luxury Goods — 2.2%
Deckers Outdoor Corp. (a)	143,655	13,086,970
Lululemon Athletica, Inc. (a)	102,630	9,318,804

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Warnaco Group, Inc. (a)	162,900	8,983,935
Textiles, Apparel & Luxury Goods Total		31,389,709
CONSUMER DISCRETIONARY TOTAL		213,405,203
CONSUMER STAPLES — 2.4%
Food Products — 1.4%
Diamond Foods, Inc.	257,300	19,150,839
Food Products Total		19,150,839
Personal Products — 1.0%
Elizabeth Arden, Inc. (a)	447,411	13,748,940
Personal Products Total		13,748,940
CONSUMER STAPLES TOTAL		32,899,779
ENERGY — 6.0%
Energy Equipment & Services — 1.5%
Complete Production Services, Inc. (a)	326,035	10,821,102
Dril-Quip, Inc. (a)	129,245	9,587,394
Energy Equipment & Services Total		20,408,496
Oil, Gas & Consumable Fuels — 4.5%
BPZ Resources, Inc. (a)	1,617,000	7,082,460
Carrizo Oil & Gas, Inc. (a)	176,500	6,744,065
Energy XXI Bermuda Ltd. (a)	301,107	10,330,981
Magnum Hunter Resources Corp. (a)	921,100	6,567,443
Oasis Petroleum, Inc. (a)	495,295	14,982,674
Resolute Energy Corp. (a)	378,570	6,587,118
World Fuel Services Corp.	293,065	10,720,317
Oil, Gas & Consumable Fuels Total		63,015,058
ENERGY TOTAL		83,423,554
FINANCIALS — 6.9%
Capital Markets — 1.6%
Financial Engines, Inc. (a)	271,600	6,762,840
Greenhill & Co., Inc.	142,300	7,920,418
Stifel Financial Corp. (a)	191,710	7,720,162
Capital Markets Total		22,403,420
Commercial Banks — 1.6%
Center Financial Corp. (a)	1,113,280	7,280,851
Signature Bank (a)	283,050	16,111,206
Commercial Banks Total		23,392,057
Consumer Finance — 1.9%
Dollar Financial Corp. (a)	573,449	13,023,027
EZCORP, Inc., Class A (a)	283,855	9,307,606

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Netspend Holdings, Inc. (a)	468,138	3,922,996
Consumer Finance Total		26,253,629
Diversified Financial Services — 0.8%
Portfolio Recovery Associates, Inc. (a)	124,900	10,818,838
Diversified Financial Services Total		10,818,838
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	1,119,855	6,976,696
Summit Hotel Properties, Inc.	654,041	7,364,502
Real Estate Investment Trusts (REITs) Total		14,341,198
FINANCIALS TOTAL		97,209,142
HEALTH CARE — 19.5%
Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc. (a)	115,970	5,499,297
Alkermes, Inc. (a)	463,300	8,487,656
Amarin Corp. PLC, ADR (a)	936,500	17,859,055
Ardea Biosciences, Inc. (a)	258,513	6,460,240
Ariad Pharmaceuticals, Inc. (a)	621,900	5,398,092
Halozyme Therapeutics, Inc. (a)	491,452	3,312,386
Ironwood Pharmaceuticals, Inc. (a)	354,355	5,357,848
Momenta Pharmaceuticals, Inc. (a)	263,595	5,274,536
Onyx Pharmaceuticals, Inc. (a)	208,159	8,836,350
Rigel Pharmaceuticals, Inc. (a)	659,000	5,469,700
Biotechnology Total		71,955,160
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc. (a)	715,824	17,537,688
DexCom, Inc. (a)	339,313	5,350,966
ICU Medical, Inc. (a)	135,595	5,879,399
Insulet Corp. (a)	331,689	6,992,004
Masimo Corp.	414,124	12,721,889
NuVasive, Inc. (a)	331,260	11,193,276
Volcano Corp. (a)	296,700	9,325,281
Health Care Equipment & Supplies Total		69,000,503
Health Care Providers & Services — 4.6%
Brookdale Senior Living, Inc. (a)	597,890	15,431,541
Catalyst Health Solutions, Inc. (a)	236,806	14,452,270
HMS Holdings Corp. (a)	206,071	16,085,902
IPC The Hospitalist Co., Inc. (a)	356,200	18,087,836
Health Care Providers & Services Total		64,057,549
Health Care Technology — 0.7%
Omnicell, Inc. (a)	618,538	9,531,670
Health Care Technology Total		9,531,670

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.2%
Fluidigm Corp. (a)	456,062	6,827,248
ICON PLC, ADR (a)	400,989	10,261,309
Life Sciences Tools & Services Total		17,088,557
Pharmaceuticals — 2.9%
Auxilium Pharmaceuticals, Inc. (a)	180,490	4,041,171
Impax Laboratories, Inc. (a)	703,490	18,888,707
MAP Pharmaceuticals, Inc. (a)	320,005	5,436,885
Salix Pharmaceuticals Ltd. (a)	313,970	12,568,219
Pharmaceuticals Total		40,934,982
HEALTH CARE TOTAL		272,568,421
INDUSTRIALS — 15.7%
Aerospace & Defense — 1.7%
Hexcel Corp. (a)	580,600	12,001,002
LMI Aerospace, Inc. (a)	519,619	11,088,670
Aerospace & Defense Total		23,089,672
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	153,051	9,686,598
Air Freight & Logistics Total		9,686,598
Commercial Services & Supplies — 0.7%
Tetra Tech, Inc. (a)	384,005	9,342,842
Commercial Services & Supplies Total		9,342,842
Construction & Engineering — 0.7%
Great Lakes Dredge & Dock Corp.	786,755	4,775,603
Sterling Construction Co., Inc. (a)	406,173	5,410,224
Construction & Engineering Total		10,185,827
Electrical Equipment — 1.2%
Polypore International, Inc. (a)	106,400	6,974,520
Regal-Beloit Corp.	140,042	9,662,898
Electrical Equipment Total		16,637,418
Machinery — 5.3%
Columbus McKinnon Corp. (a)	324,950	6,336,525
Lindsay Corp.	175,325	11,760,801
Meritor, Inc. (a)	836,790	13,815,403
Middleby Corp. (a)	112,600	9,689,230
Robbins & Myers, Inc.	321,950	14,185,117
Tennant Co.	236,015	9,117,259
Trinity Industries, Inc.	282,200	9,704,858
Machinery Total		74,609,193

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 2.1%
Advisory Board Co. (a)	165,147	8,681,778
Corporate Executive Board Co.	191,800	8,065,190
CoStar Group, Inc. (a)	204,740	12,919,094
Professional Services Total		29,666,062
Road & Rail — 2.6%
Dollar Thrifty Automotive Group, Inc. (a)	157,488	13,063,630
Genesee & Wyoming, Inc., Class A (a)	135,490	8,041,331
Knight Transportation, Inc.	471,700	8,066,070
Roadrunner Transportation Systems, Inc. (a)	501,309	7,519,635
Road & Rail Total		36,690,666
Trading Companies & Distributors — 0.7%
TAL International Group, Inc.	284,922	9,610,419
Trading Companies & Distributors Total		9,610,419
INDUSTRIALS TOTAL		219,518,697
INFORMATION TECHNOLOGY — 24.9%
Communications Equipment — 1.7%
Acme Packet, Inc. (a)	90,600	6,857,514
Aruba Networks, Inc. (a)	616,795	17,529,314
Communications Equipment Total		24,386,828
Computers & Peripherals — 0.5%
OCZ Technology Group, Inc. (a)	746,881	6,258,863
Computers & Peripherals Total		6,258,863
Electronic Equipment, Instruments & Components — 1.8%
DTS, Inc. (a)	330,555	15,231,974
Universal Display Corp. (a)	197,900	9,443,788
Electronic Equipment, Instruments & Components Total		24,675,762
Internet Software & Services — 1.9%
LogMeIn, Inc. (a)	179,085	7,793,779
RightNow Technologies, Inc. (a)	321,100	10,628,410
Vocus, Inc. (a)	322,153	8,775,448
Internet Software & Services Total		27,197,637
IT Services — 2.4%
hiSoft Technology International Ltd., ADR (a)	409,800	6,396,978
VeriFone Systems, Inc. (a)	308,360	14,841,367
Wright Express Corp. (a)	233,319	12,589,893
IT Services Total		33,828,238

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 4.4%
Entropic Communications, Inc. (a)	835,100	7,432,390
Kulicke & Soffa Industries, Inc. (a)	601,000	7,302,150
Mindspeed Technologies, Inc. (a)	941,600	8,182,504
Nanometrics, Inc. (a)	377,900	5,959,483
OmniVision Technologies, Inc. (a)	202,937	7,165,705
Semtech Corp. (a)	357,500	10,231,650
Silicon Image, Inc. (a)	875,900	6,639,322
Volterra Semiconductor Corp. (a)	339,515	8,375,835
Semiconductors & Semiconductor Equipment Total		61,289,039
Software — 12.2%
Ariba, Inc. (a)	344,800	11,564,592
Aspen Technology, Inc. (a)	451,100	7,465,705
BroadSoft, Inc. (a)	347,600	13,744,104
CommVault Systems, Inc. (a)	297,400	12,294,516
Concur Technologies, Inc. (a)	189,838	9,486,205
Fortinet, Inc. (a)	446,765	21,663,635
Kenexa Corp. (a)	478,402	15,127,071
Netscout Systems, Inc. (a)	198,865	4,613,668
Parametric Technology Corp. (a)	402,000	9,362,580
RealPage, Inc. (a)	459,838	13,542,229
SuccessFactors, Inc. (a)	729,114	25,570,028
Synchronoss Technologies, Inc. (a)	253,200	8,127,720
TIBCO Software, Inc. (a)	629,775	17,690,380
Software Total		170,252,433
INFORMATION TECHNOLOGY TOTAL		347,888,800
MATERIALS — 3.7%
Chemicals — 1.3%
Solutia, Inc. (a)	738,235	18,433,728
Chemicals Total		18,433,728
Metals & Mining — 2.4%
Coeur d’Alene Mines Corp. (a)	361,100	9,955,527
Stillwater Mining Co. (a)	656,216	13,288,374

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Thompson Creek Metals Co., Inc. (a)	972,775	10,564,337
Metals & Mining Total		33,808,238
MATERIALS TOTAL		52,241,966
UTILITIES — 0.6%
Electric Utilities — 0.6%
UIL Holdings Corp.	256,800	8,507,784
Electric Utilities Total		8,507,784
UTILITIES TOTAL		8,507,784
Total Common Stocks (cost of $982,762,317)		1,327,663,346

	Par ($)
Short-Term Obligation — 5.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/30/13, market value $72,714,350 (repurchase proceeds $71,288,020)	71,288,000	71,288,000

Total Short-Term Obligation (cost of $71,288,000)		71,288,000

Total Investments — 100.0% (cost of $1,054,050,317)(b)(c)		1,398,951,346

Other Assets & Liabilities, Net — 0.0%		668,243

Net Assets — 100.0%		1,399,619,589

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,327,663,346	$—	$—	$1,327,663,346
Total Short-Term Obligation	—	71,288,000	—	71,288,000
Total Investments	$1,327,663,346	$71,288,000	$—	$1,398,951,346

9

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,054,050,317.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$368,199,261	$(23,298,232)	$344,901,029

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Strategic Investor Fund

	Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 13.9%
Auto Components — 2.2%
Goodyear Tire & Rubber Co. (a)	649,847	11,521,787
Kongsberg Automotive Holding ASA (a)	3,189,037	2,795,401
Nokian Renkaat Oyj	104,299	5,085,274
Tenneco, Inc. (a)	77,024	3,215,752
Auto Components Total		22,618,214
Automobiles — 0.8%
General Motors Co. (a)	244,180	7,767,366
Automobiles Total		7,767,366
Hotels, Restaurants & Leisure — 1.7%
7 Days Group Holdings Ltd., ADR (a)	132,235	2,632,799
Carnival Corp.	105,619	4,099,073
Ctrip.com International Ltd., ADR (a)	178,523	8,033,535
Las Vegas Sands Corp. (a)	73,406	3,049,285
Hotels, Restaurants & Leisure Total		17,814,692
Household Durables — 1.4%
MRV Engenharia e Participações SA	916,000	8,447,346
Whirlpool Corp.	76,962	6,449,415
Household Durables Total		14,896,761
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	38,379	7,548,766
Internet & Catalog Retail Total		7,548,766
Media — 2.9%
Central European Media Enterprises Ltd., Class A (a)	278,694	6,054,627
Comcast Corp., Class A	412,319	10,406,932
Naspers Ltd., Class N	37,679	2,242,424
News Corp., Class A	489,732	8,981,685
Viacom, Inc., Class B	45,390	2,288,110
Media Total		29,973,778
Multiline Retail — 1.3%
Kohl’s Corp.	87,410	4,653,708
Stockmann OYJ Abp, Class B	34,151	1,022,743
Target Corp.	164,533	8,149,319
Multiline Retail Total		13,825,770
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	71,863	5,445,060
Belle International Holdings Ltd.	4,012,000	8,483,368
Collective Brands, Inc. (a)	320,540	5,000,424
Specialty Retail Total		18,928,852

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.1%
Hanesbrands, Inc. (a)	190,283	5,767,478
Ports Design Ltd.	937,000	2,411,450
Trinity Ltd.	2,678,000	2,658,940
Textiles, Apparel & Luxury Goods Total		10,837,868
CONSUMER DISCRETIONARY TOTAL		144,212,067
CONSUMER STAPLES — 10.1%
Beverages — 3.6%
Carlsberg A/S, Class B	50,011	5,797,189
Constellation Brands, Inc., Class A (a)	274,051	6,018,160
PepsiCo, Inc.	266,732	18,969,980
United Spirits Ltd.	291,511	6,853,290
Beverages Total		37,638,619
Food & Staples Retailing — 2.6%
Casey’s General Stores, Inc.	222,822	9,235,972
CVS Caremark Corp.	331,687	12,832,970
Drogasil SA	693,800	4,925,090
Food & Staples Retailing Total		26,994,032
Food Products — 3.0%
Kellogg Co.	158,646	9,041,236
Kraft Foods, Inc., Class A	374,522	13,097,034
Unilever N.V., N.Y. Registered Shares	268,732	8,776,787
Food Products Total		30,915,057
Personal Products — 0.6%
Avon Products, Inc.	217,352	6,457,528
Personal Products Total		6,457,528
Tobacco — 0.3%
PT Gudang Garam Tbk	581,500	2,967,018
Tobacco Total		2,967,018
CONSUMER STAPLES TOTAL		104,972,254
ENERGY — 13.4%
Energy Equipment & Services — 4.9%
Baker Hughes, Inc.	45,251	3,345,406
Cameron International Corp. (a)	122,383	5,832,774
McDermott International, Inc. (a)	205,745	4,365,909
National Oilwell Varco, Inc.	131,684	9,557,625
Schlumberger Ltd.	154,370	13,232,596
Tenaris SA, ADR	134,853	6,565,993
Weatherford International Ltd. (a)	391,666	7,743,237
Energy Equipment & Services Total		50,643,540

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 8.5%
Apache Corp.	79,173	9,864,956
Cimarex Energy Co.	79,111	7,589,118
Comstock Resources, Inc. (a)	147,815	4,444,797
Continental Resources, Inc. (a)	52,945	3,506,018
Denbury Resources, Inc. (a)	407,196	8,942,024
EOG Resources, Inc.	71,649	7,819,772
Exxon Mobil Corp.	146,525	12,230,442
Gazprom OAO, ADR	596,828	8,803,213
LUKOIL OAO, ADR	148,116	9,523,859
Peabody Energy Corp.	139,938	8,586,595
Petroleo Brasileiro SA, ADR	108,822	3,768,506
PT Tambang Batubara Bukit Asam Tbk	1,275,500	3,176,491
Oil, Gas & Consumable Fuels Total		88,255,791
ENERGY TOTAL		138,899,331
FINANCIALS — 15.0%
Capital Markets — 2.6%
Greenhill & Co., Inc.	118,898	6,617,863
Invesco Ltd.	171,446	4,229,573
Morgan Stanley	414,795	10,021,447
SEI Investments Co.	238,213	5,631,355
Capital Markets Total		26,500,238
Commercial Banks — 4.5%
HDFC Bank Ltd., ADR	43,684	7,113,066
HSBC Holdings PLC, ADR	134,734	7,054,672
Itau Unibanco Holding SA, ADR	281,536	6,427,467
PT Bank Central Asia Tbk	4,248,500	3,534,931
Turkiye Garanti Bankasi AS	1,416,653	6,320,104
Wells Fargo & Co.	591,269	16,774,301
Commercial Banks Total		47,224,541
Consumer Finance — 1.3%
American Express Co.	222,028	11,456,645
Netspend Holdings, Inc. (a)	272,126	2,280,416
Consumer Finance Total		13,737,061
Diversified Financial Services — 4.3%
BM&FBovespa SA	735,700	5,278,481
Citigroup, Inc.	369,933	15,222,743
JPMorgan Chase & Co.	358,082	15,483,466
NYSE Euronext	230,647	8,397,857
Diversified Financial Services Total		44,382,547

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.3%
Allstate Corp.	191,870	6,020,880
Principal Financial Group, Inc.	132,225	4,134,676
Progressive Corp.	361,401	7,824,332
Storebrand ASA	646,003	5,902,584
Insurance Total		23,882,472
FINANCIALS TOTAL		155,726,859
HEALTH CARE — 10.4%
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	87,034	4,127,152
Celgene Corp. (a)	179,688	10,944,796
Dendreon Corp. (a)	65,050	2,757,470
Biotechnology Total		17,829,418
Health Care Equipment & Supplies — 0.8%
Insulet Corp. (a)	138,141	2,912,012
Medtronic, Inc.	134,236	5,463,405
Health Care Equipment & Supplies Total		8,375,417
Health Care Providers & Services — 3.2%
Amil Participações SA	356,600	4,466,117
CIGNA Corp.	47,245	2,357,053
Express Scripts, Inc. (a)	174,633	10,401,142
Fleury SA	221,900	3,656,726
Humana, Inc. (a)	30,366	2,445,374
Odontoprev SA	118,300	2,136,936
Oriola-KD Oyj, Class B	560,455	2,258,341
WellPoint, Inc.	64,037	5,005,772
Health Care Providers & Services Total		32,727,461
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. (a)	113,424	5,656,455
Covance, Inc. (a)	50,618	2,979,376
PAREXEL International Corp. (a)	97,707	2,459,285
Thermo Fisher Scientific, Inc. (a)	75,738	4,957,052
Life Sciences Tools & Services Total		16,052,168
Pharmaceuticals — 3.2%
Allergan, Inc.	63,704	5,270,232
Cadence Pharmaceuticals, Inc. (a)	248,680	2,397,275
Hospira, Inc. (a)	96,486	5,334,711
Johnson & Johnson	90,708	6,103,741
Pfizer, Inc.	124,197	2,664,026

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Teva Pharmaceutical Industries Ltd., ADR	86,580	4,406,922
Watson Pharmaceuticals, Inc. (a)	102,269	6,581,010
Pharmaceuticals Total		32,757,917
HEALTH CARE TOTAL		107,742,381
INDUSTRIALS — 10.2%
Aerospace & Defense — 0.8%
BE Aerospace, Inc. (a)	123,965	4,638,770
Spirit Aerosystems Holdings, Inc., Class A (a)	156,774	3,433,351
Aerospace & Defense Total		8,072,121
Construction & Engineering — 1.7%
EMCOR Group, Inc. (a)	78,897	2,396,102
Foster Wheeler AG (a)	148,116	5,074,454
Insituform Technologies, Inc., Class A (a)	183,132	4,726,637
Quanta Services, Inc. (a)	276,288	5,456,688
Construction & Engineering Total		17,653,881
Electrical Equipment — 1.2%
Emerson Electric Co.	139,882	7,630,563
Schneider Electric SA	30,829	5,084,343
Electrical Equipment Total		12,714,906
Industrial Conglomerates — 0.7%
Siemens AG, ADR	58,117	7,778,960
Industrial Conglomerates Total		7,778,960
Machinery — 3.5%
Caterpillar, Inc.	66,648	7,051,359
Cummins, Inc.	42,342	4,456,072
Dover Corp.	63,471	4,267,155
Parker Hannifin Corp.	46,481	4,129,837
SPX Corp.	64,311	5,332,025
Tennant Co.	90,865	3,510,115
Trinity Industries, Inc.	121,585	4,181,308
WABCO Holdings, Inc. (a)	50,720	3,476,856
Machinery Total		36,404,727
Marine — 1.0%
A.P. Moller - Maersk A/S, Class B	1,029	9,944,077
Marine Total		9,944,077
Professional Services — 0.4%
Nielsen Holdings NV (a)	141,323	4,450,261
Professional Services Total		4,450,261

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.6%
Union Pacific Corp.	54,954	5,768,521
Road & Rail Total		5,768,521
Trading Companies & Distributors — 0.3%
Mills Estruturas e Serviços de Engenharia SA	212,400	2,837,834
Trading Companies & Distributors Total		2,837,834
INDUSTRIALS TOTAL		105,625,288
INFORMATION TECHNOLOGY — 18.2%
Communications Equipment — 1.0%
QUALCOMM, Inc.	177,254	10,385,312
Communications Equipment Total		10,385,312
Computers & Peripherals — 4.4%
Apple, Inc. (a)	79,261	27,569,354
EMC Corp. (a)	278,610	7,932,027
Hewlett-Packard Co.	278,748	10,419,600
Computers & Peripherals Total		45,920,981
Electronic Equipment, Instruments & Components — 1.6%
DTS, Inc. (a)	81,729	3,766,072
FLIR Systems, Inc.	76,107	2,751,268
Hollysys Automation Technologies Ltd. (a)	362,239	3,187,703
TE Connectivity Ltd.	175,038	6,446,650
Electronic Equipment, Instruments & Components Total		16,151,693
Internet Software & Services — 3.5%
Baidu, Inc., ADR (a)	25,062	3,401,164
eBay, Inc. (a)	255,214	7,955,020
Google, Inc., Class A (a)	28,441	15,045,858
IntraLinks Holdings, Inc. (a)	99,790	2,060,663
LogMeIn, Inc. (a)	54,986	2,392,991
Opera Software ASA	481,257	3,217,526
Tencent Holdings Ltd.	94,300	2,719,982
Internet Software & Services Total		36,793,204
IT Services — 3.2%
Alliance Data Systems Corp. (a)	47,929	4,501,971
International Business Machines Corp.	80,035	13,520,313
iSoftstone Holdings Ltd., ADR (a)	208,717	3,322,775
MasterCard, Inc., Class A	40,909	11,742,928
IT Services Total		33,087,987

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc. (a)	844,602	7,331,145
Avago Technologies Ltd.	96,833	3,271,987
FEI Co. (a)	78,578	3,065,328
Intel Corp.	190,398	4,285,859
Semiconductors & Semiconductor Equipment Total		17,954,319
Software — 2.8%
Microsoft Corp.	184,250	4,608,093
Oracle Corp.	371,583	12,715,570
Rovi Corp. (a)	114,269	6,623,031
TIBCO Software, Inc. (a)	86,861	2,439,925
VanceInfo Technologies, Inc., ADR (a)	90,400	2,310,624
Software Total		28,697,243
INFORMATION TECHNOLOGY TOTAL		188,990,739
MATERIALS — 4.4%
Chemicals — 1.4%
Ferro Corp. (a)	467,511	6,124,394
Monsanto Co.	110,889	7,877,555
Chemicals Total		14,001,949
Construction Materials — 0.8%
PT Indocement Tunggal Prakarsa Tbk	4,229,000	8,375,093
Construction Materials Total		8,375,093
Metals & Mining — 2.2%
Anglo American Platinum Ltd.	30,392	2,914,613
Eurasian Natural Resources Corp. PLC	589,673	8,201,449
Freeport-McMoRan Copper & Gold, Inc.	82,115	4,240,419
Thompson Creek Metals Co., Inc. (a)	239,790	2,604,119
Vale SA, ADR	145,021	4,678,377
Metals & Mining Total		22,638,977
MATERIALS TOTAL		45,016,019
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A (a)	97,228	5,394,210
Millicom International Cellular SA (a)	33,105	3,780,591

7

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Mobile TeleSystems OJSC, ADR	271,716	5,507,683
Wireless Telecommunication Services Total		14,682,484
TELECOMMUNICATION SERVICES TOTAL		14,682,484
UTILITIES — 2.0%
Electric Utilities — 0.6%
NV Energy, Inc.	393,795	6,210,147
Electric Utilities Total		6,210,147
Gas Utilities — 0.6%
PT Perusahaan Gas Negara Tbk	12,487,500	5,926,561
Gas Utilities Total		5,926,561
Independent Power Producers & Energy Traders — 0.8%
AES Corp. (a)	647,832	8,395,903
Independent Power Producers & Energy Traders Total		8,395,903
UTILITIES TOTAL		20,532,611
Total Common Stocks (cost of $796,996,605)		1,026,400,033

	Par ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 07/15/13, market value $7,750,119 (repurchase proceeds $7,598,002)	7,598,000	7,598,000

Total Short-Term Obligation (cost of $7,598,000)		7,598,000

Total Investments — 99.7% (cost of $804,594,605)(b)(c)		1,033,998,033

Other Assets & Liabilities, Net — 0.3%		2,620,375

Net Assets — 100.0%		1,036,618,408

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$119,512,467	$24,699,600	$—	$144,212,067
Consumer Staples	89,354,757	15,617,497	—	104,972,254
Energy	135,722,840	3,176,491	—	138,899,331
Financials	139,969,240	15,757,619	—	155,726,859
Health Care	105,484,040	2,258,341	—	107,742,381
Industrials	90,596,868	15,028,420	—	105,625,288
Information Technology	183,053,231	5,937,508	—	188,990,739
Materials	25,524,864	19,491,155	—	45,016,019
Telecommunication Services	14,682,484	—	—	14,682,484
Utilities	14,606,050	5,926,561	—	20,532,611
Total Common Stocks	918,506,841	107,893,192	—	1,026,400,033
Total Short-Term Obligation	—	7,598,000	—	7,598,000
Total Investments	$918,506,841	$115,491,192	$—	$1,033,998,033

The Fund’s assets assigned to Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

10

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $804,594,605.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$246,007,669	$(16,604,241)	$229,403,428

Acronym	Name
ADR	American Depositary Receipt

11

Portfolio of Investments

Columbia Technology Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 98.9%

CONSUMER DISCRETIONARY 9.5%

Hotels, Restaurants & Leisure 0.8%
Ctrip.com International Ltd., ADR (a)(b)(c)	52,410	$2,358,450

Internet & Catalog Retail 8.7%
Amazon.com, Inc. (c)	65,780	12,938,268
Netflix, Inc. (a)(c)	10,110	2,737,788
priceline.com, Inc. (c)	12,540	6,460,483
Shutterfly, Inc. (a)(c)	36,910	2,237,484
Total		24,374,023
TOTAL CONSUMER DISCRECTIONARY		26,732,473

HEALTH CARE 1.9%

Health Care Technology 1.1%
Cerner Corp. (a)(c)	26,450	3,176,645

Pharmaceuticals 0.8%
Pfizer, Inc.	97,360	2,088,372
TOTAL HEALTH CARE		5,265,017

INDUSTRIALS 1.8%

Professional Services 1.8%
CoStar Group, Inc. (c)	36,040	2,274,124
Nielsen Holdings NV (b)(c)	86,090	2,710,974
Total		4,985,098
TOTAL INDUSTRIALS		4,985,098

INFORMATION TECHNOLOGY 83.2%

Communications Equipment 10.8%
Acme Packet, Inc. (a)(c)	98,290	7,439,570
Alcatel-Lucent, ADR (a)(b)(c)	874,620	4,959,095
Aruba Networks, Inc. (c)	235,490	6,692,626
Ciena Corp. (a)(c)	54,970	1,470,448
F5 Networks, Inc. (c)	13,020	1,478,812
JDS Uniphase Corp. (c)	119,370	2,410,080
Motorola Mobility Holdings, Inc. (c)	67,432	1,695,240
QUALCOMM, Inc.	37,620	2,204,156
Riverbed Technology, Inc. (c)	48,820	1,851,254
Total		30,201,281

Computers & Peripherals 7.3%
Dell, Inc. (c)	130,060	2,091,365
EMC Corp. (c)	234,400	6,673,368
Hewlett-Packard Co.	34,180	1,277,648
NetApp, Inc. (a)(c)	141,040	7,724,761
Western Digital Corp. (c)	73,320	2,687,178
Total		20,454,320

Electronic Equipment, Instruments & Components 3.1%
DTS, Inc. (a)(c)	37,170	1,712,794
Hitachi Ltd., ADR (b)	37,460	2,125,106
Trimble Navigation Ltd. (c)	34,610	1,512,111
Universal Display Corp. (a)(c)	70,470	3,362,828
Total		8,712,839

Internet Software & Services 7.9%
Baidu, Inc., ADR (b)(c)	50,200	6,812,642
Constant Contact, Inc. (a)(c)	50,230	1,208,032
Google, Inc., Class A (c)	5,340	2,824,967
NetEase.com, ADR (a)(b)(c)	150,890	6,960,556
SINA Corp. (b)(c)	24,880	2,955,495
Yandex NV, Series A (a)(b)(c)	46,530	1,556,428
Total		22,318,120

IT Services 8.9%
Accenture PLC, Class A (b)	94,040	5,396,956
Cognizant Technology Solutions Corp., Class A (c)	111,960	8,513,438
Teradata Corp. (c)	159,000	8,870,610
VeriFone Systems, Inc. (c)	45,890	2,208,686
Total		24,989,690

Semiconductors & Semiconductor Equipment 12.7%
Altera Corp.	76,860	3,696,197
ARM Holdings PLC, ADR (a)(b)	119,110	3,400,591
ASML Holding NV (b)	65,330	2,548,523
Avago Technologies Ltd. (b)	44,540	1,505,007
Broadcom Corp., Class A (c)	146,740	5,279,705
Entropic Communications, Inc. (a)(c)	192,053	1,709,272
Intel Corp.	103,820	2,336,988
Linear Technology Corp. (a)	80,650	2,789,684
Marvell Technology Group Ltd. (b)(c)	96,400	1,565,536
Maxim Integrated Products, Inc.	204,460	5,571,535
Novellus Systems, Inc. (c)	59,450	2,156,252
Omnivision Technologies, Inc. (a)(c)	42,833	1,512,433
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	104,940	1,433,480
Total		35,505,203

Software 32.5%

Application Software 15.5%
BroadSoft, Inc. (a)(c)	180,970	7,155,554

1

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (cont.)

Application Software (cont.)
Citrix Systems, Inc. (c)	69,720	$6,108,866
Concur Technologies, Inc. (a)(c)	29,820	1,490,105
Informatica Corp. (c)	53,800	3,155,908
Intuit, Inc. (c)	144,870	7,818,634
Kenexa Corp. (c)	39,441	1,247,125
RealPage, Inc. (a)(c)	80,614	2,374,082
Salesforce.com, Inc. (c)	21,720	3,307,087
SuccessFactors, Inc. (a)(c)	209,891	7,360,877
TIBCO Software, Inc. (c)	68,742	1,930,963
TiVo, Inc. (a)(c)	146,770	1,517,602
Total		43,466,803

Home Entertainment Software 6.7%
Electronic Arts, Inc. (c)	766,700	18,715,147

Systems Software 10.3%
Check Point Software Technologies Ltd. (a)(b)(c)	69,542	3,819,247
CommVault Systems, Inc. (a)(c)	64,450	2,664,363
Fortinet, Inc. (c)	125,560	6,088,404
Oracle Corp.	124,810	4,270,998
Red Hat, Inc. (c)	72,840	3,175,824
Symantec Corp. (c)	226,180	4,421,819
VMware, Inc., Class A (a)(c)	45,040	4,383,293
Total		28,823,948
TOTAL SOFTWARE		91,005,898
TOTAL INFORMATION TECHNOLOGY		233,187,351

TELECOMMUNICATION SERVICES 2.5%

Wireless Telecommunication Services 2.5%
Crown Castle International Corp. (c)	49,720	2,058,905
MetroPCS Communications, Inc. (c)	282,220	5,051,738
Total		7,110,643
TOTAL TELECOMMUNICATION SERVICES		7,110,643

Total Common Stocks (Cost: $233,867,459)		277,280,582

Money Market Fund 2.9%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	8,068,120	8,068,120

Total Money Market Fund (Cost: $8,068,120)		8,068,120

	Effective Yield	Par/ Principal

Investments of Cash Collateral Received for Securities on Loan 16.1%
Certificates of Deposit 0.4%
Skandinaviska Enskilda Banken
08/04/11	0.295%	$1,000,000	1,000,000

Money Market Fund 10.7%
JP Morgan Prime Money Market Fund, 0.010% (d)		30,000,000	30,000,000

Repurchase Agreements 5.0%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $3,000,013 (f)
	0.150%	3,000,000	3,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $6,014,229 (f)
	0.110%	6,014,211	6,014,211
Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $5,000,022 (f)
	0.160%	5,000,000	5,000,000
Total			14,014,211

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $45,014,211)			45,014,211

Total Investments (Cost: $286,949,790) (g)			330,362,913	(h)
Other Assets & Liabilities, Net			(50,218,723)

Net Assets			$280,144,190

Notes to Portfolio of Investments

(a)	At May 31, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 17.89% of net assets.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2011.

2

(e)               Investments in affiliates during the nine months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$61,972,243	$(53,904,123)	$—	$8,068,120	$1,823	$8,068,120

(f)                 The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value

Fannie Mae Pool	$2,083,600
Fannie Mae REMICS	61,493
Freddie Mac Non Gold Pool	678,767
Freddie Mac REMICS	141,671
Government National Mortgage Association	94,469
Total Market Value of Collateral Securities	$3,060,000

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$6,134,501
Total Market Value of Collateral Securities	$6,134,501

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Pool	$2,020,072
Freddie Mac Gold Pool	95,559
Freddie Mac Non Gold Pool	255,860
Ginnie Mae I Pool	2,721,443
Ginnie Mae II Pool	7,066
Total Market Value of Collateral Securities	$5,100,000

3

(g)              At May 31, 2011, the cost of securities for federal income tax purposes was approximately $286,950,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,368,000
Unrealized Depreciation	(3,955,000)
Net Unrealized Appreciation	$43,413,000

(h)              Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

4

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                                                                                                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                                                                                                                          Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                                                                                                                          Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

5

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$26,732,473	$—	$—	$26,732,473
Health Care	5,265,017	—	—	5,265,017
Industrials	4,985,098	—	—	4,985,098
Information Technology	233,187,351	—	—	233,187,351
Telecommunication Services	7,110,643	—	—	7,110,643
Total Equity Securities	277,280,582	—	—	277,280,582

Other
Affiliated Money Market Fund(c)	8,068,120	—	—	8,068,120
Investments of Cash Collateral Received for Securities on Loan	30,000,000	15,014,211	—	45,014,211
Total Other	38,068,120	15,014,211	—	53,082,331
Total	$315,348,702	$15,014,211	$—	$330,362,913

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

6

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2011